As filed with the Securities and Exchange Commission on April 26, 2001
                                                     Registration No. 033-76582
                                                     Registration No. 811-08420

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
 -------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.         [ ]
                      Post-Effective Amendment No. 12        [X]
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 22                [X]
                        (Check appropriate box or boxes)
 -------------------------------------------------------------------------------
           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
                           (Exact Name of Registrant)
                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               (Name of Depositor)
                       400 Broadway Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (513) 629-1800
 -------------------------------------------------------------------------------
                                                       Copy to:
  DONALD J. WUEBBLING, ESQ.                            ELISABETH A. DAHL, ESQ.
  400 Broadway                                         Mail Station 32
  Cincinnati, Ohio 45202                               400 Broadway
                                                       Cincinnati, Ohio 45202

                     (Name and Address of Agent for Service)
 -------------------------------------------------------------------------------
        Approximate Date of Proposed Public Offering: Continuous Offering

  It is proposed that this filing will become effective (check appropriate box)

       immediately upon filing pursuant to paragraph (b) of rule 485
  ----
   XX  on May 1, 2001 pursuant to paragraph (b) of Rule 485
  ----
       60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ----
       on (date) pursuant to paragraph (a)(1) of Rule 485
  ----

If appropriate, check the following box:

 ---- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 Title of Securities Being Registered: Touchstone Gold Variable Annuity
                                       Contracts



CROSS-REFERENCE SHEET REQUIRED BY RULE 495(A)
FORM N-4 PART A ITEM NO.                                        HEADING IN PROSPECTUS


1.       Cover Page                                             Cover Page
2.       Definitions                                            Glossary

3.       Synopsis
         (a)         Fee and Expense Tables                     Fee and Expense Tables
         (b)         Synopsis                                   Summary

4.       Condensed Financial Information
         (a)         Accumulation Unit Values                   Accumulation Unit Values, Supplement A
         (b)         Performance Information                    Performance Information
         (c)         Financial Statements                       Financial Statements

5.       General Description of Registrant, Depositor and
         Portfolio Companies
         (a)         Depositor                                  WSLAC and Separate Account 1
         (b)         Registrant                                 WSLAC and Separate Account 1
         (c)         Portfolio Company                          Information about the Investment Options
         (d)         Prospectus                                 Information about the Investment Options
         (e)         Voting                                     Voting Rights
         (f)         Administrator                              Service Providers

6.       Deductions and Expenses
         (a)         Deductions                                 Charges
         (b)         Sales load                                 Charges
         (c)         Special purchase plans                     Purchasing Your Contract
         (d)         Commissions                                Service Providers
         (e)         Portfolio company expenses                 Information about the Investment Options
         (f)         Registrant's expenses                      Charges

7.       General Description of Variable Annuity Contracts
         (a)         Rights                                     Other Information about Your Contract
         (b)         Allocations, transfers and exchanges       Purchasing Your Contract, Transferring Your Money
         (c)         Changes in contracts or operations         Information about the Investment Options
         (d)         Contract owner inquiries                   Summary

8.       Annuity Period
         (a)       Level of benefits                           Annuity Income Payment Options
         (b)       Annuity commencement date                   Annuity Income Payment Options
         (c)       Annuity payments                            Annuity Income Payment Options
         (d)       Assumed investment return                   Not applicable
         (e)       Minimums                                    Annuity Income Payment Options
         (f)       Rights to change options or
                   transfer contract value                     Annuity Income Payment Options

9.       Death Benefit
         (a)       Death benefit calculation                   Guaranteed Death Benefit
         (b)       Forms of benefits                           Guaranteed Death Benefit

10.      Purchases and Contract Value
         (a)       Procedures for purchases                    Purchasing Your Contract
         (b)       Accumulation unit values                    Accumulation Unit Values; Supplement A
         (c)       Calculation of accumulation unit values     Valuation of Your Investments
         (d)       Principal underwriter                       Service Providers

11.      Redemptions

         (a)       Redemption procedures                       Accessing Your Money, Annuity Income Payments Options
         (b)       Texas Optional Retirement Program           Supplement C
         (c)       Delay                                       Accessing Your Money, Other Information about Your Contract
         (d)       Lapse                                       Other Information about Your Contract
         (e)       Revocation rights                           Purchasing Your Contract

12.      Taxes
         (a)       Tax consequences                            Federal Income Tax Information, Supplement B, Supplement C





FORM N-4 PART A ITEM NO.                                     HEADING IN PROSPECTUS



         (b)         Qualified plans                         Federal Income Tax Information, Supplement B, Supplement C
         (c)         Impact of taxes                         Federal Income Tax Information, Supplement B, Supplement C

13.      Legal Proceedings                                   Not Applicable

14.      Table of Contents for Statement of
         Additional Information                              Table of Contents of Statement of Additional Information


FORM N-4 PART B ITEM NO.                                     HEADING IN SAI OR PROSPECTUS


15.      Cover Page                                          Cover Page (SAI)

16.      Table of Contents                                   Table of Contents (SAI)

17.      General Information and History
         (a)         Name change                             Not Applicable
         (b)         Attribution of assets                   Not Applicable
         (c)         Control of depositor                    WSLAC and Separate Account 1 (Prospectus)

18.      Services
         (a)         Fees, expenses and costs                Not Applicable
         (b)         Management-related services             Service Providers
         (c)         Custodian and independent
                     public accountant                       Independent Auditors (SAI)
         (d)         Other custodianship                     Not Applicable
         (e)         Affiliated service agents               Not Applicable
         (f)         Depositor as principal underwriter      Not Applicable

19.      Purchase of Securities Being Offered
         (a)         Manner of offering                      Distribution of the Contracts (SAI),
                                                             Service Providers (Prospectus)
         (b)         Sales Load                              Charges (Prospectus)

20.      Underwriters                                        Distribution of the Contracts (SAI),
                                                             Service Providers (Prospectus)

21.      Calculation of Performance Data                     Sub-Account Performance (SAI)

22.      Annuity Payments                                    Fixed Annuity Income Payments (SAI)

23.      Financial Statements

         (a)      Registrant                    Financial Statements (SAI)
         (b)      Depositor                     Financial Statements (SAI)


PART C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

TOUCHSTONE GOLD VARIABLE ANNUITY
                                                                      PROSPECTUS
                                                                     MAY 1, 2001


Western-Southern Life Assurance Company
Separate Account 1

This Prospectus describes the Touchstone Gold Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Gold Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.


You tell us how to invest your payments. Your investment options include 21 Sub-Accounts and the Fixed Account. Each Sub-Account invests in an underlying Fund with the same investment objective. The Funds include:



o AIM V.I. GROWTH                               o TOUCHSTONE SMALL CAP VALUE
o AIM V.I. GOVERNMENT SECURITIES                o TOUCHSTONE GROWTH/VALUE
o ALGER AMERICAN SMALL CAPITALIZATION           o TOUCHSTONE EQUITY
o ALGER AMERICAN GROWTH                         o TOUCHSTONE ENHANCED 30
o DEUTSCHE VIT EQUITY 500 INDEX                 o TOUCHSTONE VALUE PLUS
o MFS VIT EMERGING GROWTH                       o TOUCHSTONE GROWTH & INCOME
o MFS VIT INVESTORS TRUST                       o TOUCHSTONE BALANCED
o PIMCO LONG-TERM U.S. GOVERNMENT               o TOUCHSTONE HIGH YIELD
     BOND-ADMINISTRATIVE CLASS                  o TOUCHSTONE BOND
o TOUCHSTONE INTERNATIONAL EQUITY               o TOUCHSTONE STANDBY INCOME
o TOUCHSTONE EMERGING GROWTH                    o TOUCHSTONE MONEY MARKET




The Fixed Account is an additional investment option. It is a fixed-rate option, backed by the general assets of WSLAC.

The Statement of Additional Information dated May 1, 2001 contains more information about the Contract, WSLAC and its Separate Account 1. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 50 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 1, and other information about Separate Account 1. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contracts are not deposits or obligations of any bank. No bank has guaranteed or endorsed the Contracts. The Contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Investments in variable annuities involve investment risk, including possible loss of principal and earnings.

You should rely only on the information contained in the Contract, the Touchstone Gold Variable Annuity Prospectus, the Statement of Additional Information or our approved sales literature. The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

2
  TABLE OF CONTENTS


TABLE OF CONTENTS




                                                                 PAGE

Cover Page........................................................  1

Table Of Contents.................................................  3

Glossary..........................................................  4

Fee And Expense Tables............................................  5

Summary...........................................................  8

Purchasing Your Contract.......................................... 10

Transferring Your Money........................................... 12

Accessing Your Money.............................................. 14

Charges........................................................... 17

Information About The Investment Options.......................... 20

Valuation Of Your Investments..................................... 23

Performance Information........................................... 24

Annuity Income Payment Options.................................... 25

Guaranteed Death Benefit.......................................... 28

WSLAC And Separate Account 1...................................... 29

Underwriter....................................................... 30

Voting Rights..................................................... 31

Other Information About Your Contract............................. 32

Federal Income Tax Information.................................... 34

Supplement A: Accumulation Unit Values............................ 40

Supplement B: Section 401 Plans and Section 403(b) Plans.......... 42

Supplement C: State of Texas Optional Retirement Program.......... 47

Table Of Contents For Statement Of Additional Information......... 50



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

4
  GLOSSARY


GLOSSARY

 ACCUMULATION UNIT
--------------------------------------------------------------------------------
  A unit of measure used to calculate a Contract owner's share of a Sub-Account.


 ACCUMULATION UNIT VALUE
--------------------------------------------------------------------------------
  The dollar value of an Accumulation Unit in a Sub-Account.


 ANNUITANT
--------------------------------------------------------------------------------
  The person whose life is used to determine the amount of any annuity income payments and the length of time for which the payments are made.


 CODE
--------------------------------------------------------------------------------
  The Internal Revenue Code of 1986, as amended.


 CONTRACT
--------------------------------------------------------------------------------
  The Touchstone Gold Variable Annuity Contract, including the application and any amendments, riders or endorsements.


 CONTRACT DATE
--------------------------------------------------------------------------------
  The effective date of a Contract. The Contract Date is shown on page 3 of your Contract.


 CONTRACT VALUE
--------------------------------------------------------------------------------


  The total value of your Contract at any time before or on the Income Date. This represents the sum of the value of your investments in the Sub-Accounts and the value of your investments in the Fixed Account.


 CONTRACT YEAR
--------------------------------------------------------------------------------
  A year that starts on your Contract Date or the anniversary of your Contract Date.


 FIXED ACCOUNT
--------------------------------------------------------------------------------
  An option that provides a fixed rate of interest.


 FUND
--------------------------------------------------------------------------------
  Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.


 INCOME DATE
--------------------------------------------------------------------------------
  The date on which annuity payments are scheduled to begin.


 SUB-ACCOUNT
--------------------------------------------------------------------------------
  Each Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.


 SURRENDER VALUE
--------------------------------------------------------------------------------
  The Contract Value minus any surrender charges and contract maintenance charge.


 WSLAC, WE, OUR AND US
--------------------------------------------------------------------------------
  Western-Southern Life Assurance Company.


 YOU AND YOUR
--------------------------------------------------------------------------------
  The owner of the Contract.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

5
  FEE AND EXPENSE TABLES


FEE AND EXPENSE TABLES

These tables describe the fees and expenses that you may pay directly or indirectly if you purchase a Contract. More complete information about these fees and expenses is located in the "Charges" section of this Prospectus on pages 17 through 19.

Contract Owner Transaction Expenses
MAXIMUM Contingent Deferred Sales Charge (Surrender Charge)      7.00%

(as a percentage of amount surrendered or withdrawn)*
Annual Contract Maintenance Charge**                            $35.00



                                               Sub-Account
                                             Annual Expenses
                                           (as a percentage of
                                         average account value)

  MORTALITY AND EXPENSE RISK CHARGES             1.20%
--------------------------------------------------------
      CONTRACT ADMINISTRATION CHARGE             0.15%
--------------------------------------------------------
                               TOTAL             1.35%
--------------------------------------------------------



                                  Fund Expenses
                  (as a percentage of average daily net assets
                       and after expense reimbursement)***

                                 Advisor Fee    Other Expenses   Total Expenses
================================================================================
                AIM V.I. GROWTH     0.61%            0.22%            0.83%
--------------------------------------------------------------------------------
 AIM V.I. GOVERNMENT SECURITIES     0.50%            0.47%            0.97%
--------------------------------------------------------------------------------
                ALGER AMERICAN
           SMALL CAPITALIZATION     0.85%            0.05%            0.90%
--------------------------------------------------------------------------------
          ALGER AMERICAN GROWTH     0.75%            0.04%            0.79%
--------------------------------------------------------------------------------
  DEUTSCHE VIT EQUITY 500 INDEX     0.20%            0.10%            0.30%
--------------------------------------------------------------------------------
        MFS VIT EMERGING GROWTH     0.75%            0.10%            0.85%
--------------------------------------------------------------------------------
    MFS VIT INVESTORS TRUST****     0.75%            0.12%            0.87%
--------------------------------------------------------------------------------
               PIMCO LONG-TERM
           U.S. GOVERNMENT BOND     0.40%            0.25%            0.65%
--------------------------------------------------------------------------------
TOUCHSTONE INTERNATIONAL EQUITY     0.95%            0.30%            1.25%
--------------------------------------------------------------------------------
     TOUCHSTONE EMERGING GROWTH     0.80%            0.32%            1.12%
--------------------------------------------------------------------------------
     TOUCHSTONE SMALL CAP VALUE     0.80%            0.20%            1.00%
--------------------------------------------------------------------------------
        TOUCHSTONE GROWTH/VALUE     1.00%            0.10%            1.10%
--------------------------------------------------------------------------------
              TOUCHSTONE EQUITY     0.75%            0.20%            0.95%
--------------------------------------------------------------------------------
         TOUCHSTONE ENHANCED 30     0.65%            0.10%            0.75%
--------------------------------------------------------------------------------
          TOUCHSTONE VALUE PLUS     0.75%            0.40%            1.15%
--------------------------------------------------------------------------------
     TOUCHSTONE GROWTH & INCOME     0.80%            0.05%            0.85%
--------------------------------------------------------------------------------
            TOUCHSTONE BALANCED     0.80%            0.12%            0.92%
--------------------------------------------------------------------------------
          TOUCHSTONE HIGH YIELD     0.60%            0.20%            0.80%
--------------------------------------------------------------------------------
                TOUCHSTONE BOND     0.55%            0.20%            0.75%
--------------------------------------------------------------------------------
      TOUCHSTONE STANDBY INCOME     0.25%            0.25%            0.50%
--------------------------------------------------------------------------------
        TOUCHSTONE MONEY MARKET     0.50%            0.10%            0.60%
--------------------------------------------------------------------------------


* The surrender charge does not apply to certain transactions. We may reduce the surrender charge when Contracts are sold to a group. The surrender charge is based on the number of years a purchase payment has been invested in your Contract and decreases over time. If a purchase payment has been invested for 7 years or more when you withdraw that purchase payment, you will not pay a surrender charge.

** In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.

*** Expenses shown are for the 12-month period ended December 31, 2000. Since the Touchstone Growth/Value, Equity and Money Market Funds commenced operations in 2001, expenses for these Funds in this table and the following table are based on estimates.

**** Formerly called "MFS VIT Growth with Income".




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

6
  FEE AND EXPENSE TABLES


The "Total Expenses" column in this table represents the expenses paid by the Funds, not necessarily the expenses incurred by the Funds. The advisors or custodians for some of the Funds have agreed to waive or reimburse certain fees and expenses incurred by those Funds. The Fund prospectuses delivered with this prospectus contain more information regarding waivers and reimbursements of Fund fees and expenses.

If these advisors and custodians did not agree to waive or reimburse certain fees and expenses of the respective Funds, the total expenses of each of those Funds would be higher as indicated in the table that follows. If the Fund is not the subject of an agreement to waive or reimburse fees or expenses, or if in fact no fees or expenses were waived or reimbursed for this period, the "Total Expenses" column in this table will be the same as the "Total Expenses" column in the preceding table.




                                            Total Expenses
                                         (Before reimbursement)

                       AIM V.I. GROWTH            0.83%
----------------------------------------------------------------
        AIM V.I. GOVERNMENT SECURITIES            0.97%
----------------------------------------------------------------
   ALGER AMERICAN SMALL CAPITALIZATION            0.90%
----------------------------------------------------------------
                 ALGER AMERICAN GROWTH            0.79%
----------------------------------------------------------------
         DEUTSCHE VIT EQUITY 500 INDEX            0.34%
----------------------------------------------------------------
               MFS VIT EMERGING GROWTH            0.85%
----------------------------------------------------------------
               MFS VIT INVESTORS TRUST            0.87%
----------------------------------------------------------------
  PIMCO LONG-TERM U.S. GOVERNMENT BOND            0.65%
----------------------------------------------------------------
       TOUCHSTONE INTERNATIONAL EQUITY            1.74%
----------------------------------------------------------------
            TOUCHSTONE EMERGING GROWTH            1.32%
----------------------------------------------------------------
            TOUCHSTONE SMALL CAP VALUE            1.85%
----------------------------------------------------------------
               TOUCHSTONE GROWTH/VALUE            1.66%*
----------------------------------------------------------------
                     TOUCHSTONE EQUITY            1.31%*
----------------------------------------------------------------
                TOUCHSTONE ENHANCED 30            1.67%
----------------------------------------------------------------
                 TOUCHSTONE VALUE PLUS            2.16%
----------------------------------------------------------------
            TOUCHSTONE GROWTH & INCOME            1.29%
----------------------------------------------------------------
                   TOUCHSTONE BALANCED            1.39%
----------------------------------------------------------------
                 TOUCHSTONE HIGH YIELD            1.50%
----------------------------------------------------------------
                       TOUCHSTONE BOND            1.09%
----------------------------------------------------------------
             TOUCHSTONE STANDBY INCOME            0.87%
----------------------------------------------------------------
               TOUCHSTONE MONEY MARKET            1.13%*
----------------------------------------------------------------


                                                         * Ratios are estimated.

Examples
These examples should help you compare the cost of purchasing a Contract with the cost of purchasing other variable annuity contracts.


The examples assume that you invest $1,000 in each Sub-Account, your investment has a 5% return each year, before deduction of contract fees and charges, and the Fund's total expenses are the same as shown on the previous page in the column entitled "Total Expenses" in the "Fund Expenses" table. For purposes of the examples, the Contract Maintenance Charge is reflected as a charge of $.74 per $1,000 and the Sub-Account Annual Expenses are as shown on the previous page. Your actual costs may be higher or lower than the costs shown in the examples.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

7


  FEE AND EXPENSE TABLES

Example 1      This example assumes that you surrender your Contract at the end of the applicable time period.

                                            1 Year   3 Years    5 Years 10 Years

   AIM V.I. Growth                           $93      $125       $158     $261
   AIM V.I. Government Securities            $95      $129       $165     $275
   Alger American Small Capitalization       $94      $127       $161     $268
   Alger American Growth                     $93      $124       $156     $256
   Deutsche VIT Equity 500 Index             $88      $108       $130     $203
   MFS VIT Emerging Growth                   $93      $126       $159     $263
   MFS VIT Investors Trust                   $94      $126       $160     $265
   PIMCO Long-Term U.S. Government Bond      $91      $119       $148     $241
   Touchstone International Equity           $97      $138       $180     $304
   Touchstone Emerging Growth                $96      $134       $173     $291
   Touchstone Small Cap Value                $95      $130       $167     $278
   Touchstone Growth/Value                   $96      $134       $172     $289
   Touchstone Equity                         $94      $129       $164     $273
   Touchstone Enhanced 30                    $92      $123       $153     $252
   Touchstone Value Plus                     $96      $135       $174     $294
   Touchstone Growth & Income                $93      $126       $159     $263
   Touchstone Balanced                       $94      $128       $162     $270
   Touchstone High Yield                     $93      $124       $156     $257
   Touchstone Bond                           $92      $123       $153     $252
   Touchstone Standby Income                 $90      $115       $140     $225
   Touchstone Money Market                   $91      $118       $146     $236


Example 2      This example assumes that you annuitize your Contract at the end of the applicable time period and choose at least a 5-year payout period

                                            1 Year   3 Years    5 Years 10 Years

   AIM V.I. Growth                           $93       $71       $122     $261
   AIM V.I. Government Securities            $95       $75       $129     $275
   Alger American Small Capitalization       $94       $73       $125     $268
   Alger American Growth                     $93       $70       $120     $256
   Deutsche VIT Equity 500 Index             $88       $54       $ 94     $203
   MFS VIT Emerging Growth                   $93       $72       $123     $263
   MFS VIT Investors Trust                   $94       $72       $124     $265
   PIMCO Long-Term U.S. Government Bond      $91       $65       $112     $241
   Touchstone International Equity           $97       $84       $144     $304
   Touchstone Emerging Growth                $96       $80       $137     $291
   Touchstone Small Cap Value                $95       $76       $131     $278
   Touchstone Growth/Value                   $96       $80       $136     $289
   Touchstone Equity                         $94       $75       $128     $273
   Touchstone Enhanced 30                    $92       $69       $117     $252
   Touchstone Value Plus                     $96       $81       $138     $294
   Touchstone Growth & Income                $93       $72       $123     $263
   Touchstone Balanced                       $94       $74       $126     $270
   Touchstone High Yield                     $93       $70       $120     $257
   Touchstone Bond                           $92       $69       $117     $252
   Touchstone Standby Income                 $90       $61       $104     $225
   Touchstone Money Market                   $91       $64       $110     $236


Example 3      This example assumes that you do not surrender your Contract.

                                            1 Year   3 Years    5 Years 10 Years

   AIM V.I. Growth                           $23       $71       $122     $261
   AIM V.I. Government Securities            $25       $75       $129     $275
   Alger American Small Capitalization       $24       $73       $125     $268
   Alger American Growth                     $23       $70       $120     $256
   Deutsche VIT Equity 500 Index             $18       $54       $ 94     $203
   MFS VIT Emerging Growth                   $23       $72       $123     $263
   MFS VIT Investors Trust                   $24       $72       $124     $265
   PIMCO Long-Term U.S. Government Bond      $21       $65       $112     $241
   Touchstone International Equity           $27       $84       $144     $304
   Touchstone Emerging Growth                $26       $80       $137     $291
   Touchstone Small Cap Value                $25       $76       $131     $278
   Touchstone Growth/Value                   $26       $80       $136     $289
   Touchstone Equity                         $24       $75       $128     $273
   Touchstone Enhanced 30                    $22       $69       $117     $252
   Touchstone Value Plus                     $26       $81       $138     $294
   Touchstone Growth & Income                $23       $72       $123     $263
   Touchstone Balanced                       $24       $74       $126     $270
   Touchstone High Yield                     $23       $70       $120     $257
   Touchstone Bond                           $22       $69       $117     $252
   Touchstone Standby Income                 $20       $61       $104     $225
   Touchstone Money Market                   $21       $64       $110     $236




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

8
  SUMMARY


SUMMARY

This summary highlights some basic information about the Touchstone Gold Variable Annuity Contract. More information about the Contract is located on pages 10 through 33 of this Prospectus. If the terms of your Contract differ from the description of the Contract in this Prospectus, you should rely on the terms of your Contract.


How the Contract Works

The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment options.

The Contract also provides a guaranteed death benefit that is payable to a designated beneficiary when the Annuitant dies. Generally, the Contract guarantees that the beneficiary will receive the greater of either the total purchase payments less any withdrawals or the Contract Value, regardless of investment performance.


Who Should Purchase the Contract

The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.


Purchasing a Contract

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.


SelectingYour Investment Options

You can allocate your purchase payments among the following investment options.


Sub-Accounts

The Sub-Accounts are designed to offer you a better return than the Fixed Account. This better return is not guaranteed. Depending on market conditions, you can make or lose money in any Sub-Account.




o AIM V.I. Growth                               o Touchstone Growth/Value
o AIM V.I. Government Securities                o Touchstone Equity
o Alger American Small Capitalization           o Touchstone Enhanced 30
o Alger American Growth                         o Touchstone Value Plus
o Deutsche VIT Equity 500 Index                 o Touchstone Growth & Income
o MFS VIT Emerging Growth                       o Touchstone Balanced
o MFS VIT Investors Trust                       o Touchstone High Yield
o PIMCO Long-Term U.S. Government Bond          o Touchstone Bond
o Touchstone International Equity               o Touchstone Standby Income
o Touchstone Emerging Growth                    o Touchstone Money Market
o Touchstone Small Cap Value





                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

9
  SUMMARY

Fixed Account

The Fixed Account offers you a fixed return. While your money is invested in the Fixed Account, we guarantee to pay you interest at a set rate. We may change the interest rate, but we guarantee that the effective annual rate will be at least 3%.


Transferring Among Investment Options

You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each Contract Year and the amount you can transfer from the Fixed Account.


Accessing Your Money

You can access your money at any time during the accumulation phase. Each Contract Year, you can generally withdraw up to 10% of your purchase payments not already withdrawn without a charge by making partial or systematic withdrawals. If you withdraw more than 10% in a Contract Year, there may be a surrender charge. The maximum surrender charge is 7% of the amount withdrawn and declines to 0% over time.

Also be aware that you may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.


Charges and Fees

A $35 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other administrative charges are deducted at an annual rate of no more than 1.35% of your Contract Value. Depending on the investment options you choose, you may indirectly pay investment advisory fees and fund expenses. Some charges and fees do not apply to money invested in the Fixed Account.


10-Day Review Period

You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.


Additional Information

Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).


Accumulation Unit Values

The Accumulation Unit Values for each Sub-Account that commenced operations before January 1, 2001, are shown in Supplement A on pages 40 and 41.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

10
  PURCHASING YOUR CONTRACT


PURCHASING YOUR CONTRACT


To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).



Minimumand Maximum Purchase Payments

     o    You can purchase a Contract for $2,000 or more.


     o    A purchase of over $500,000 may be made with our prior approval.


     o You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plan), for $1,000 or more.


     o You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $100, and may not exceed $500,000 without our prior approval.


     o You can also purchase a Contract and make additional payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions, salary deductions or electronic funds transfers. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. Each automatic installment payment must be at least $50 and your total installment payments in the first Contract Year must be at least $600.


10-Day Review Period

You have 10 days to review your Contract after you receive it. This 10-day review period is called the free look period. Some state laws may require us to give you a longer free look period.


If you are not satisfied with the Contract, you can cancel it during the free look period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.


Investment Options

You decide how to allocate your purchase payments by selecting from the following investment options.





Sub-Accounts

o AIM V.I. Growth                               o Touchstone Growth/Value
o AIM V.I. Government Securities                o Touchstone Equity
o Alger American Small Capitalization           o Touchstone Enhanced 30
o Alger American Growth                         o Touchstone Value Plus
o Deutsche VIT Equity 500 Index                 o Touchstone Growth & Income
o MFS VIT Emerging Growth                       o Touchstone Balanced
o MFS VIT Investors Trust                       o Touchstone High Yield
o PIMCO Long-Term U.S. Government Bond          o Touchstone Bond
o Touchstone International Equity               o Touchstone Standby Income
o Touchstone Emerging Growth                    o Touchstone Money Market
o Touchstone Small Cap Value





                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

11
  PURCHASING YOUR CONTRACT

Fixed Account


     o    Fixed return of at least 3% per year.



Allocation of Purchase Payments

Your allocation instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by writing to us. When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your purchase payments:

     o Allocate at least 1% of your initial purchase payment to each investment option you choose.

     o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 331/3%.

     o    Make sure your percentages total 100%.



Allocation Changes by Phone. You can change the allocation of your future purchase payments over the phone by following these steps:



STEP 1. Fill out either the telephone authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.

Give the representative the following information:

     o    Your Social Security number

     o Your Contract number or other precise information that identifies your Contract

     o    Your allocation instructions



Allocation Changes in Writing. You can change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     o Your Contract number or other precise information that identifies your Contract

     o    Your allocation instructions


[SIDEBAR TEXT]
  ***You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

12
  TRANSFERRING YOUR MONEY


TRANSFERRING YOUR MONEY

You can transfer money from one investment option to another. You can make transfers by phone or in writing.


The following guidelines apply to transfers other than dollar cost averaging transfers and automatic rebalancing transfers:


     o    Each transfer must be at least $250.

     o The allocation to each investment option must be at least 1% of the total transfer amount.

     o    You can transfer money among the Sub-Accounts once every 30 days.

     o You can transfer from the Fixed Account only once each Contract Year, transferring up to 25% of your money in the Fixed Account.

     o You can transfer to the Fixed Account only once each Contract Year, transferring an unlimited amount.



Transfers by Phone. You can transfer your money by calling us and following these steps:


STEP 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to transfer your money.


STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern time.

Give the representative the following information:

     o    Your Social Security number

     o Your Contract number or other precise information that identifies your Contract

     o    Your transfer instructions


Transfers in Writing. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     o Your Contract number or other precise information that identifies your Contract

     o    Your transfer instructions


Third Party Authorization

You can authorize a third party to transfer money for you. To do so, you must complete the telephone access authorization section of the application or a Telephone Authorization Form. Contact the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.


Touchstone's Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units when prices are low and fewer when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

13
  TRANSFERRING YOUR MONEY


Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Touchstone Standby Income Sub-Account, the Touchstone Money Market Sub-Account (may not be available in all states) or the Fixed Account to other Sub-Accounts. You can make the following transfers:

     o    A specific dollar amount

     o A specific percentage of your money in the Touchstone Standby Income Sub-Account, the Touchstone Money Market Sub-Account or the Fixed Account (or a pro rata portion until source of funds is depleted)

     o Earnings in the Touchstone Standby Income Sub-Account, the Touchstone Money Market Sub-Account or the Fixed Account




You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.


The following guidelines apply to dollar cost averaging transfers:

     o    Your ContractValue must be at least $10,000.

     o    Dollar cost averaging transfers must continue for at least 12 months.

     o    Each transfer must be at least $200.

     o The allocation to each Sub-Account must be at least 1% of the transfer amount.



To set up dollar cost averaging transfers, sign and complete the dollar cost averaging section of the application or the Dollar Cost Averaging Form. These forms can be obtained from the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.




Touchstone's Automatic Rebalancing Program

Some Sub-Accounts may grow faster than others, shifting the Contract's investment allocation from your preferred mix. Automatic rebalancing keeps your investment strategy on track by transferring among your investment options to your most recent allocation selection. Rebalancing is available on a quarterly, semi-annual or annual basis.

To authorize automatic rebalancing, sign and complete the automatic rebalancing section of the Touchstone variable annuity application or the Variable Annuity Automatic Rebalancing Agreement form. These forms can be obtained from the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Please note: Automatic rebalancing may not be available if dollar cost averaging has been selected.



[SIDEBAR TEXT]
  ***DOLLAR COST AVERAGING
--------------------------------------------------------------------------------
  Dollar cost averaging can result in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

14
  ACCESSING YOUR MONEY


ACCESSING YOUR MONEY

Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.

If you withdraw money from your Contract or cancel your Contract, you may have to pay a surrender charge. Surrender charges are explained on page 18.


Partial Withdrawals

To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).



The following guidelines apply to partial withdrawals:

     o Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.

     o    Each withdrawal must be at least $250.

     o If your Contract Value is reduced below $2,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.

If the total withdrawal amount taken during the Contract Year (systematic withdrawals that exceed your interest earnings plus any partial withdrawals) is more than 10% of your purchase payments not already withdrawn, you may have to pay a surrender charge.


Systematic Withdrawal Plan

The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

If you use the Systematic Withdrawal Plan, you may have to pay a surrender charge if you withdraw more than your earnings. Any amount withdrawn that exceeds your earnings will be applied to your free withdrawal amount, which is described on page 15. You can discontinue your systematic withdrawals at any time by sending written instructions to us.


Canceling Your Contract

You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the Surrender Value. This payment terminates your Contract and our obligations under the Contract.

To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

15
  ACCESSING YOUR MONEY

The Surrender Value will equal the Contract Value, less any applicable surrender charge, contract maintenance charge and premium taxes. Because investment performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.


Penalty Taxes

If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 59 1/2, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on page 36.


Accessing Your Money
Without Paying Surrender Charges

To provide you with flexible access to your money, we do not impose surrender charges on the following transactions:

PURCHASE PAYMENTS INVESTED FOR 7 YEARS. If a purchase payment has been invested for 7 years or more, you will not pay a surrender charge when you withdraw that purchase payment.

FREE AMOUNTS. Each Contract Year you can withdraw previously invested purchase payments without paying a surrender charge if the total amount you withdraw that year (systematic withdrawal amounts that exceed earnings plus any partial withdrawals) does not exceed 10% of your eligible purchase payments that have not been already withdrawn. These amounts are called free amounts.

WITHDRAWAL OF EARNINGS. If the systematic withdrawal amount you withdraw includes any earnings on your Contract, you will not pay a surrender charge on the earnings. A withdrawal under the Systematic Withdrawal Plan normally will include earnings.

If a Contract is owned by a charitable remainder trust, the trust may withdraw the difference between the Contract Value and the total purchase payments without paying a surrender charge in states where regulatory approval has been received.


MEDICAL CARE ACCESS. We may waive the surrender charge on amounts withdrawn when you or the Annuitant have been confined to a long-term care facility or hospital, as defined by us for 30 days or more after the Contract Date at the time of the withdrawal.


DEATH BENEFITS. We do not impose a surrender charge on the death benefit that we pay when the Annuitant dies.

ANNUITY INCOME PAYMENTS. Generally, you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

If you decide to take a reduced, lump sum payment instead of the remaining annuity payments, you may have to pay a surrender charge.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

16
  ACCESSING YOUR MONEY


Processing Withdrawals

When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, in a situation where no charges are applicable to the withdrawal, if you have 25% of your money in the Touchstone International Equity Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Touchstone International Equity Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000).

If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

     o The New York Stock Exchange is closed on a day that it normally would be open.

     o    Trading on the New York Stock Exchange is restricted.

     o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.

     o The SEC permits us to postpone payments from the Sub-Accounts for your protection.



As required by most states, we reserve the right to delay payments from the Fixed Account for up to 6 months. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

17
  CHARGES


CHARGES


Administrative Charges

We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.




                       Contract Maintenance           Contract Administration
                              Charge                          Charge
================================================================================
                    o On the anniversary of your     o On each day the New
                      Contract Date each year          York Stock Exchange
                      until annuity payments           is open for trading.
                      begin.
                    o The date we start annuity
                      payments.
                    o The date you completely
                      surrender your Contract.
    WHEN CHARGED?
================================================================================
                    o $35 each year during the      o  The effective annual
                      first 10 years of your           rate of the charge is
                      Contract.                        0.15%.
                    o After the 10th anniversary
                      of your Contract Date,
                      the lesser of $35 and 0.17%
                      of your Contract Value on
                      each subsequent anniversary
                      of your Contract Date.
HOW MUCH CHARGED?
================================================================================
                    o We reduce your Contract       o  We deduct this charge
                      Value.The number of              from the Accumulation
                      Accumulation Units you           UnitValue of each Sub-
                      own in each Sub-Account          Account.We do not
                      is reduced and the value of      impose this charge on
                      your investment in the           your money in the Fixed
                      Fixed Account is reduced         Account.
                      on a pro-rata basis.
     HOW CHARGED?
================================================================================



If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.



Mortality and Expense Risk Charges

We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date, we deduct the mortality and expense risk charges from the Accumulation Unit Value of each Sub-Account. We do not impose these charges on your money in the Fixed Account. The effective annual rate of these charges is 1.20%, which includes 0.80% for assuming mortality risk and 0.40% for assuming expense risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

18
  CHARGES

If surrender charges do not cover the distribution expenses of the Contracts, we will pay those expenses from our general account, including amounts derived from the expense risk charge.


Calculating the Surrender Charge

To calculate the surrender charge, amounts will be withdrawn from the following sources in the order listed:

     o    Free amounts

     o    Purchase payments that have been invested for more than 7 years

     o Other purchase payments in the order in which we received them, starting with the oldest purchase payment

     o    Earnings


Under the Systematic Withdrawal Plan or if a Contract is owned by a charitable remainder trust, amounts will be withdrawn first from earnings and then in the order listed above. For tax purposes, the IRS treats all your withdrawals as if all earnings are withdrawn first. Consult your tax advisor for more information.

You do not pay a surrender charge on free amounts, purchase payments that have been invested for more than 7 years or systematic withdrawal payments of earnings. Free amounts will be withdrawn from purchase payments that have been invested less than 8 years, starting with the oldest purchase payment.

The amount of the surrender charge is based on the number of years a purchase payment has been invested in your Contract. The following table shows how much the surrender charge will be when you withdraw a purchase payment:




              Completed Years from
             Date of Purchase Payment             Surrender Charge

    Less than 1 year.......................  7% of the purchase payment

    1 year but less than 2 years...........  7% of the purchase payment

    2 years but less than 3 years..........  6% of the purchase payment

    3 years but less than 4 years..........  5% of the purchase payment

    4 years but less than 5 years..........  4% of the purchase payment

    5 years but less than 6 years..........  2% of the purchase payment

    6 years but less than 7 years..........  1% of the purchase payment

    7 years or more........................  None



We will waive the surrender charges if payments begin under one of the annuity income payment options, the annuity income payments begin in the third Contract Year or later, and the annuity income payments are scheduled to be made for at least five years.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

19
  CHARGES

Reduced Surrender Charges for Certain Contracts

Under certain circumstances, we can reduce or eliminate the surrender charge when Contracts are sold to a trustee, to an employer, pursuant to a retirement plan or otherwise sold to a group. We will consider several factors before we reduce or eliminate any surrender charges. Some of those factors are the group size, the total amount of the group's purchase payments, how the group's purchase payments are made, the type of plan involved and our distribution costs. However, we will not reduce or eliminate any surrender charges if the reduction or elimination unfairly discriminates against any person or is prohibited by state law.


Premium Taxes

Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.

Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times. When:

     o    We pay the premium tax

     o    You surrender or withdraw money from your Contract

     o    The death benefit is paid

     o    Annuity payments begin



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

20
  INFORMATION ABOUT THE INVESTMENT OPTIONS


INFORMATION ABOUT THE INVESTMENT OPTIONS

The Sub-Accounts and the Funds

Each Sub-Account invests in a corresponding Fund. These tables contain information about the investment objective, Advisor and Sub-Advisor of each
Fund:




                                       Investment Objective                             Advisors/Sub-Advisors
                              The Fund seeks to provide growth of capital.     A I M Advisors, Inc.
           AIM V.I. GROWTH
====================================================================================================================

                  AIM V.I.    The Fund seeks to achieve a high level of
                GOVERNMENT    current income consistent with reasonable
                SECURITIES    concern for safety of principal.                 A I M Advisors, Inc.
====================================================================================================================
            ALGER AMERICAN    The Fund seeks to provide long-term
      SMALL CAPITALIZATION    capital appreciation.                            Fred Alger Management, Inc.
====================================================================================================================

                     ALGER    The Fund seeks to provide long-term
           AMERICAN GROWTH    capital appreciation.                            Fred Alger Management, Inc.
====================================================================================================================

              DEUTSCHE VIT    The Fund seeks to match the
          EQUITY 500 INDEX    performance of the S&P 500.                      Deutsche Asset Management, Inc.
====================================================================================================================

                   MFS VIT    The Fund seeks to provide long-term              Massachusetts Financial
           EMERGING GROWTH    growth of capital.                               Services Company
====================================================================================================================

                              The Fund's objective is to seek long-
                              term growth of capital with a secondary
                              objective to seek reasonable current
                  MFS VIT     income. This Fund was formerly called            Massachusetts Financial
          INVESTORS TRUST     "MFS VIT Growth with Income".                    Services Company
====================================================================================================================

                    PIMCO     The Fund seeks to maximize total
           LONG-TERM U.S.     return, consistent with the
         GOVERNMENT BOND-     preservation of capital and                      Pacific Investment
     ADMINISTRATIVE CLASS     prudent investment management.                   Management Company
====================================================================================================================

                TOUCHSTONE    The Fund seeks to increase the value of
      INTERNATIONAL EQUITY    Fund shares over the long-term.                  Credit Suisse Asset Management*
====================================================================================================================

                              The Fund seeks to increase the value of          TCW Investment Management Company*
                TOUCHSTONE    its shares as a primary goal and to earn         Westfield Capital Management
           EMERGING GROWTH    income as a secondary goal.                      Company, Inc.*
====================================================================================================================

                TOUCHSTONE    The Fund seeks long-term growth
           SMALL CAP VALUE    of capital.                                      Todd Investment Advisors, Inc.*
====================================================================================================================

                              The Fund seeks long-term capital
                              appreciation primarily through equity
                              investments in companies whose
                TOUCHSTONE    valuation may not reflect the prospects for
              GROWTH/VALUE    accelerated earnings/cash flow growth.           Mastrapasqua & Associates, Inc.*
====================================================================================================================



*Sub-Advisors to Touchstone Advisors, Inc.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

21
  INFORMATION ABOUT THE INVESTMENT OPTIONS


                                       Investment Objective                             Advisors/Sub-Advisors
                              The Fund seeks long-term growth of
                              capital by investing primarily in                Fort Washington Investment
         TOUCHSTONE EQUITY    growth-oriented stocks.                          Advisors, Inc.*
===================================================================================================================
                              The Fund seeks to achieve a total
                              return that is higher than the total
                TOUCHSTONE    return of the Dow Jones Industrial
               ENHANCED 30    Average (DJIA).                                  Todd Investment Advisors, Inc.*
===================================================================================================================
                TOUCHSTONE    The Fund seeks to increase the value of          Fort Washington Investment
                VALUE PLUS    its shares over the long-term.                   Advisors, Inc.*
===================================================================================================================
                              The Fund seeks to increase the value of
                TOUCHSTONE    Fund shares over the long-term, while
           GROWTH & INCOME    receiving dividend income.                       Zurich Scudder Investments, Inc.*
===================================================================================================================
                TOUCHSTONE    The Fund seeks to achieve both an increase
                  BALANCED    in share price and current income.               OpCap Advisors, Inc.*
===================================================================================================================
                              The Fund seeks to achieve a high level of
                TOUCHSTONE    current income as its main goal with             Fort Washington Investment
                HIGH YIELD    capital appreciation as a secondary goal.        Advisors, Inc.*
===================================================================================================================
                              The Fund seeks to provide a high level of
                              current income as is consistent with the         Fort Washington Investment
           TOUCHSTONE BOND    preservation of capital                          Advisors, Inc.*
===================================================================================================================
                              The Fund seeks to provide a higher level
                              of current income than a money market
                              fund, while also seeking to prevent large
                              fluctuations in the value of the investment
                              made by a separate account. The Fund
                TOUCHSTONE    does not try to keep a constant $1.00            Fort Washington Investment
            STANDBY INCOME    per share net asset value.                       Advisors, Inc.*
===================================================================================================================
                              The Fund seeks high current income consistent with
                              liquidity and stability of principal. The Fund is
                              a money market fund and tries to maintain a
                              constant share price of $1.00 per share.
                              As with any money market fund, there is no
                              guarantee that the Fund will achieve its
                TOUCHSTONE    goal or will maintain a constant share           Fort Washington Investment
              MONEY MARKET    price of $1.00 per share.                        Advisors, Inc.*
===================================================================================================================


                            *Sub-Advisors to Touchstone Advisors, Inc.

                            More complete information about each Fund, including information about its expenses, is included in its prospectus, which is delivered with this prospectus. Please read the Fund's prospectus carefully before you select it as an investment option.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

22
  INFORMATION ABOUT THE INVESTMENT OPTIONS

Changes in the Sub-Accounts and the Funds

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.


The Fixed Account

At the time you allocate a purchase payment or transfer any of your Contract Value to the Fixed Account, we assign an interest rate to that amount. We will guarantee that rate of return for one year. At the end of each year, we assign a new interest rate to that amount and its related earnings, which is again guaranteed for at least one year. Different interest rates may apply to different amounts in the Fixed Account depending upon the timing of the allocation or transfer and the interest rates assigned each time.

We guarantee funds allocated or transferred to the Fixed Account will earn an effective annual rate of at least 3%.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

23
  VALUATION OF YOUR INVESTMENTS


VALUATION OF YOUR INVESTMENTS


Sub-Accounts

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

     o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund

     o    Any dividend or distributions paid by the corresponding Fund

     o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account

     o    The mortality and expense risk charge

     o    The contract administration charge



We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.


Fixed Account

The value of the Fixed Account is calculated daily and reflects the following transactions:

     o Purchase payments allocated to the Fixed Account o Withdrawals from the Fixed Account

     o    Transfers to and from the Fixed Account

     o    Interest credited to the Fixed Account

     o Charges assessed against the Fixed Account, such as surrender charges and contract maintenance charges


[SIDEBAR TEXT]
  ***ACCUMULATION UNIT
--------------------------------------------------------------------------------
  A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.


[SIDEBAR TEXT]
  ***ACCUMULATION UNIT VALUE
--------------------------------------------------------------------------------
  The dollar value of an Accumulation Unit in a Sub-Account.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

24
  PERFORMANCE INFORMATION


PERFORMANCE INFORMATION


We may include performance information for the Sub-Accounts in advertisements, sales literature and reports to Contract owners. This performance information will be based on historical performance. It is not intended to predict the future performance of a Sub-Account.


Standardized Performance Information

We usually advertise average annual total return. Average annual total return represents the average compounded rate of return on a hypothetical initial investment of $1,000. It is calculated by comparing the hypothetical $1,000 investment in a Sub-Account to the hypothetical surrender value of the investment at the end of a period. The periods that we normally include are 1 year, 5 year and 10 year periods. If a Sub-Account has not been available for the complete period, we include the period for which it was available.

Average annual total return reflects historical investment results and expenses of the Sub-Account for a specific period. It also reflects any surrender charge that you might pay if you surrendered your Contract at the end of the period. It does not include any deductions for premium taxes.


Non-Standardized Performance Information

We may use other performance information, such as cumulative total return and total return for other periods of time. We may compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or by nationally recognized financial publications.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

25
  ANNUITY INCOME PAYMENT OPTIONS


ANNUITY INCOME PAYMENT OPTIONS


Annuity Phase

During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose as described on the following page. In the Contract, we refer to annuity income payment options as payout plans.


Determining the Income Date

Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.

Generally, unless you have selected another date, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.


Choosing the Payee

You choose the person or persons to receive the annuity income payments. If you do not select someone, the Annuitant will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive the annuity income payments unless you select another payee.



Determining the Payment Amount

Annuity income payment amounts are based on the Surrender Value of your Contract on the Income Date and the payment option you choose. However, the Surrender Value will equal your Contract Value and you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.


Choosing the Frequency

Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

26
  ANNUITY INCOME PAYMENT OPTIONS

Choosing the Payment Option


You can select one of the five annuity income payment options described below, or any other payment option we currently offer, at any time before the Income Date. Some states may limit the availability of payment options. You can change the payment option you selected by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

If you do not elect an annuity payment option, Life Income Option 2C (monthly payments guaranteed for 10 years) will apply.



                   Overview of Annuity Income Payment Options
================================================================================

INSTALLMENT INCOME OPTION 1A     Fixed Period -- you select the number of years.
--------------------------------------------------------------------------------

                                 Fixed Amount -- you select the amount
INSTALLMENT INCOME OPTION 1B     of the monthly payment.
--------------------------------------------------------------------------------

                                 One Life -- we make payments as long
       LIFE INCOME OPTION 2A     as the Annuitant lives.
--------------------------------------------------------------------------------

                                 Joint and Survivor -- we make
                                 payments as long as either the
                                 Annuitant or another designated
       LIFE INCOME OPTION 2B     person lives.
-----------------------------------------------------------------------

                                 Life with Guaranteed Period -- we
                                 make guaranteed payments for 10 or 20
                                 years and as long as the Annuitant
       LIFE INCOME OPTION 2C     lives.
-----------------------------------------------------------------------




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

27
  ANNUITY INCOME PAYMENT OPTIONS




                         Annuity Income Payment Options
===============================================================================================================
                              FIXED PERIOD
                              Monthly Payment Amount: Based on the Surrender
                              Value of your Contract and the number of years in
                              the payment period. The monthly payments will
                              remain the same throughout the payment period.
       INSTALLMENT INCOME     Payment Period:  You select the number of years, but no more than 30.
                OPTION 1A     Option to Request Lump Sum Payment:  Available at any time.
---------------------------------------------------------------------------------------------------------------

                              FIXED AMOUNT
                              Monthly Payment Amount:  You select the amount, which must be at least $5 for each $1,000 of SurrenderValue. For example, if your SurrenderValue is
                              $60,000, the minimum monthly payment amount is $300 ($5 x 60).The monthly payments will remain the same throughout the payment period.
                              Payment Period:  Payments are made until the entire amount, including interest,
       INSTALLMENT INCOME     is paid. All payments must be made in 30 years or less.
                OPTION 1B     Option to Request Lump Sum Payment:  Available at any time.
---------------------------------------------------------------------------------------------------------------
                              ONE LIFE
                              Monthly Payment Amount: Based on the Surrender
                              Value of your Contract and the age and gender of
                              the Annuitant on the date of the first payment.The
                              monthly payments will remain the same throughout
                              the payment period. Payment Period: We make
                              payments for as long as the Annuitant lives. When
                              the Annuitant dies we stop payments even if only
                              one payment was made.
             LIFE INCOME      Option to Request Lump Sum Payment:  Not available after the first payment
               OPTION 2A      is made.
---------------------------------------------------------------------------------------------------------------

                              JOINT AND SURVIVOR
                              Monthly Payment Amount: Based on the
                              SurrenderValue of your Contract and the age and
                              gender of the Annuitant and another designated
                              person on the date of the first payment.The
                              monthly payments will remain the same throughout
                              the payment period.
                              Payment Period: Based on the lifetimes of the
                              Annuitant and another designated person. Payments
                              continue as long as either person is living. If
                              either person dies before the first payment, we
                              make annuity payments during the survivor's
                              lifetime under Life Income Option 2C guaranteed
                              for 10 years.
              LIFE INCOME     Option to Request Lump Sum Payment:  Not available after the first payment
                OPTION 2B     is made.
---------------------------------------------------------------------------------------------------------------

                              LIFE WITH GUARANTEED PERIOD
                              Monthly Payment Amount: Based on the
                              SurrenderValue of your Contract, and the age and
                              gender of the Annuitant on the date of the first
                              payment and the number of years chosen for
                              guaranteed payments. The monthly payments will
                              remain the same throughout the payment period.
                              Payment Period: You select 10 or 20 years as the
                              guaranteed period. We make payments for as long as
                              the Annuitant lives even if the Annuitant lives
                              longer than the selected period. For example, if
                              you select a 10-year guaranteed payment period and
                              the Annuitant lives for 12 years, we make payments
                              for 12 years.
              LIFE INCOME     Option to Request Lump Sum Payment:  Not available after the first payment
                OPTION 2C     is made.
----------------------------------------------------------------------------------------------------------------




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

28
  GUARANTEED DEATH BENEFIT


GUARANTEED DEATH BENEFIT


If the Annuitant dies before the Income Date, we will pay a guaranteed death benefit instead of annuity payments. We do not deduct a surrender charge from the death benefit payment.

You select one or more person(s) who will receive this death benefit. These people are called beneficiaries. You can change your beneficiaries at any time by writing to us.

To determine the death benefit amount, we must receive proof of death of the Annuitant and payment instructions for the beneficiary. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death, we may pay the beneficiary in one lump sum. You can find additional information about designating a beneficiary and payment instructions in your Contract.

Based upon the date we receive the proof of death and payment instructions, we calculate the amount of the death benefit according to the following table:


Annuitant dies before annuity payments begin, before the first day of the calander month after the Annuitant's 80th birthday, and
================================================================================
   BEFORE THE 7TH ANNIVERSARY OF THE      ON OR AFTER THE 7TH ANNIVERSARY OF
   CONTRACT DATE                          THE CONTRACT DATE

   The death benefit amount will           The death benefit amount will
   equal the greater of the following      equal the greatest of the following
   2 amounts:                              3 amounts:

   o The ContractValue on the date        o The ContractValue on the date
     we receive proof of death of the       we receive proof of death of the
     Annuitant and payment instructions     Annuitant and payment instructions
     for the beneficiary                    for the beneficiary

   o The sum of all purchase payments     o The sum of all purchase payments
     minus any amounts withdrawn,           minus any amounts withdrawn,
     including any surrender charges        including any surrender charges
     on the withdrawals                     on the withdrawals

                                          o The Contract Value on the most
                                            recent septennial anniversary*
                                            of the Contract Date plus any
                                            purchase payments made since
                                            that anniversary minus any
                                            amounts withdrawn since that
                                            anniversary, including any
                                            surrender charges on the
                                            withdrawals

   * A septennial anniversary occurs every 7 years. For example, the 7th, 14th, 21st and 28th anniversaries of the Contract Date are each a septennial anniversary.


Annuitant dies before annuity payments begin but on or after the first day of the calander month afte the Annuitant's 80th birthday.
================================================================================

The death benefit amount will equal the ContractValue on the day we receive proof of death of the Annuitant and payment instructions for the beneficiary. Annuitant dies after annuity income payments begin.

================================================================================
Any remaining benefits will be paid based on the annuity income payment option in effect.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

29
  WSLAC AND SEPARATE ACCOUNT 1


WSLAC AND SEPARATE ACCOUNT 1


WSLAC


Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. WSLAC and WSLIC issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.


Investments allocated to the Fixed Account are held in WSLAC's general account along with WSLAC's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and WSLAC's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the SEC has not reviewed the information in this Prospectus about the Fixed Account.


Separate Account 1

WSLAC established Separate Account 1 (SA1) under Ohio law on July 27, 1992. SA1 supports the Contracts and certain other variable annuity contracts that it issues. SA1 is registered with the SEC as a unit investment trust. We may operate SA1 as a management investment company or any other form permitted by law. We may also deregister SA1 if registration with the SEC is no longer required.


SA1 currently offers 21 Sub-Account options to purchasers of the Contracts.
SA1 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA1 invests the assets of each Sub-Account in the corresponding Fund. The investment objective of a Sub-Account and the Fund in which it invests are identical.


WSLAC owns SA1's assets but it separates SA1's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA1's assets. We hold SA1's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by WSLAC. WSLAC is obligated to pay all benefits provided under the Contracts.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

30
  UNDERWRITER


UNDERWRITER


Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.


Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses). Touchstone Securities may also pay dealers for other services not directly related to Contract sales.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

31
  VOTING RIGHTS


VOTING RIGHTS

Because each Sub-Account invests in a corresponding Fund, WSLAC is entitled to vote at any meeting of a Fund's shareholders. WSLAC, on behalf of the SA1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account. If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. Your voting instructions will apply to a specific number of Fund shares. We will calculate this number by determining the percentage of a Sub-Account that you own and applying this percentage to the total number of Fund shares that the Sub-Account owns.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

32
  OTHER INFORMATION ABOUT YOUR CONTRACT


OTHER INFORMATION ABOUT YOUR CONTRACT


Rely on Your Contract

The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.


Confirmations and Statements

We will send you a confirmation of each purchase payment and other financial transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts and Fixed Account.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the underlying Fund of that Sub-Account. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.


Processing Guidelines

We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your applications and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 business days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.

If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.


Security Procedures

We have established security procedures for telephone transactions, such as recording telephone calls. In the future, we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

33
  OTHER INFORMATION ABOUT YOUR CONTRACT


Cancellation of Your Contract

If you have not made a purchase payment for 2 years, we may cancel your Contract if the total of your purchase payments less any partial withdrawals is less than $2,000 and your Contract Value is less than $2,000.

We will send you a notice before cancellation. You will have 14 days from the date of the notice to make an additional purchase payment and increase your total purchase payments to $2,000 or your Contract Value to $2,000. If you make this payment, we will not cancel your Contract. If you do not make this payment, we will cancel your Contract and pay you the Surrender Value.


Misstatement of Age or Gender

If the age or gender of the Annuitant is misstated in information sent to us, we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and gender had been stated. If we do not discover the misstatement until after annuity payments have started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.


Assignment

Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan. We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.


Loans

You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.


No Dividends

The Contracts are "non-participating", which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.


Financial Statements

and Additional Contract Information


Financial statements of WSLAC and SA1 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is on page 50. For a free copy, call the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2). The Statement of Additional Information and other information about the Contracts is also available on the Securities and Exchange Commission's web site (http://www.sec.gov). The Registration Number for the Contracts is 033-76582. The Registration Number for Separate Account 1 is 811-08420.





                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

34
  FEDERAL INCOME TAX INFORMATION


FEDERAL INCOME TAX INFORMATION


The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR BEFORE YOU PURCHASE A CONTRACT. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

     o    WSLAC's tax status

     o    The tax status of the Contract

     o    Your tax status

     o    The tax status of your beneficiary

     o    The tax status of the person you select to receive annuity payments


Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effect of such other laws on your investment in a Contract are generally not discussed in this summary.

The following discussion assumes "you" are the owner of a Contract or, when the Contract is purchased in connection with a retirement plan that is described below as a Qualified Plan, "you" are the plan participant for whose benefit the contract is purchased.


Tax Status of WSLAC

WSLAC is taxed as a life insurance company. Because the operations of the SA1 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA1 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.


Tax Status of the Contract

We believe that any Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that any Contract you own may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.

If a Contract you own is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

The discussions entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if the applicable Contract is treated as an "annuity contract" under the Code.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

35
  FEDERAL INCOME TAX INFORMATION


Tax Treatment of Non-Qualified Contracts

The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts".

A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it. When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment which reflects an amount that has already been included in your income for federal income tax purposes).

Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.

The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of such Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.


Tax Treatment of Purchase Payments

Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.


Tax Treatment ofWithdrawals, Surrenders and Distributions

You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.


Tax Treatment of Partial Withdrawals and Surrenders

PARTIAL WITHDRAWALS. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated for tax purposes as coming first from earnings (which represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.

After the earnings portion is exhausted, the remainder of any partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments; it also may include any employer or other payments for the Contract that were previously included in your income for federal income tax purposes). This portion of the withdrawal will not be included in your income for federal income tax purposes.



[SIDEBAR TEXT]
  ***The cost basis of your Non-Qualified Contract is generally the sum of your purchase payments for the Contract.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

36
  FEDERAL INCOME TAX INFORMATION

If your Non-Qualified Contract contains investments made prior to August 14, 1982, however, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

SURRENDERS. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.


Tax Treatment of Annuity Payments


If annuity payments are made under your Non-Qualified Contract, a portion of each payment is generally excludable from your income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in your income for such purposes.


The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under such Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

For the above purposes, your cost basis in the Contract will be reduced to reflect the value of any period certain or refund guarantee form in which the annuity payments are to be made, if applicable.


Penalty Tax on Distributions

Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 59 1/2

     o    A distribution that is made on or after your death

     o A distribution that is made when you are disabled (as defined in section 72(m) of the Code)

     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract

     o A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982

     o A distribution that is paid under an immediate annuity within the meaning of Section 72(u)(4) of the Code, which generally refers to an annuity contract that has been purchased with a single premium or annuity consideration, under which payments begin no later than one year from the purchase of the contract and which provides for a series of substantially equal periodic payments to be made at least annually during the annuity period



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

37
  FEDERAL INCOME TAX INFORMATION


Tax Treatment of Assignments

An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.


Required Distributions

To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.

Generally, if you die before annuity payments begin under the Contract, the amounts accumulated under your Non-Qualified Contract either must be distributed within 5 years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or a period not extending beyond the life expectancy) of your designated beneficiary under the Contract.

Special rules apply, however, if your beneficiary under the Contract is your surviving spouse. If your spouse is your designated beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).


Withholding

Payments received from your Non-Qualified Contract are, to the extent includable in your income for federal income tax purposes, generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Your tax status, the type of distribution and any election you make as to the withholding amount that is to apply will determine how much money must be withheld if you fail to elect out of withholding.


Multiple Non-Qualified Contracts

All Non-Qualified Contracts that are issued to you by the same company within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

38
  FEDERAL INCOME TAX INFORMATION


Tax Treatment of Qualified Contracts

The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".

A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until a payment (or payments) are made to you.

When you take a distribution payment from your Qualified Contract, or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).



Types of Qualified Contracts

The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

     o Traditional IRAs (individual retirement annuities under Section 408 of the Code)

     o Roth IRAs (individual retirement annuities under Section 408A of the Code)


     o Section 401 plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans)


     o Section 403(b) plans (tax-sheltered annuities under Section 403(b) of the Code)

     o Section 457 Deferred Compensation plans (deferred compensation plans under Section 457 of the Code)

     o    SEPs (Simplified Employee Pension Plans under Section 408(k) of the
          Code)

     o SIMPLE IRAs (Savings Incentive Match Plans for Employees under Section 408(p) of the Code)

     o    Texas ORP plans (State of Texas Optional Retirement Program plans)

Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

39
  FEDERAL INCOME TAX INFORMATION


Limitations Imposed by the Code or the Qualified Plan

In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

     o    Amounts of allowable contributions

     o    Form, manner and timing of distributions

     o    Vesting and nonforfeitability of interests


     o Nondiscrimination in eligibility, participation, contributions and benefits

     o    Tax treatment of distributions, withdrawals and surrenders


     o Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan

     o    Receipt and taxation of loans



A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.


Tax Consequences of Participating in a Qualified Plan

The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

TRADITIONAL AND ROTH IRAS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA, we will provide you with an IRA Disclosure Statement.

SECTION 401 PLANS AND SECTION 403(B) PLANS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 plan or a Section 403(b) plan, we have included a supplement in this Prospectus as to such plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

TEXAS OPTIONAL RETIREMENT PROGRAM. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus as to this program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

OTHER QUALIFIED PLANS. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation, a SEP or a SIMPLE IRA plan.



[SIDEBAR TEXT]
  ***The tax rules regarding Qualified Plans are complex, change frequently and will have different applications depending on individual facts and circumstances. You should consult your own tax advisors before you purchase a Qualified Contract.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

40
  SUPPLEMENT A


SUPPLEMENT A



Accumulation Unit Values

The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how an Accumulation Unit Value is calculated is located on page 23 in this Prospectus.


                  Years Ended Unit Value at Unit Value at Number of Units December 31 Beginning of Year End of Year at End of Year
================================================================================
                       1999*        10.000000         12.386830     1,200,117
     AIM V.I. GROWTH   2000         12.386830          9.718353     1,812,173
-----------------------------------------------------------------------------

AIM V.I. GOVERNMENT    1999*        10.000000          9.928089        51,404
          SECURITIES   2000          9.928089         10.788341       111,199
-----------------------------------------------------------------------------

      ALGER AMERICAN   1999*        10.000000         13.645334       150,574
SMALL CAPITALIZATION   2000         13.645334          9.802330       572,987
-----------------------------------------------------------------------------

      ALGER AMERICAN   1999*        10.000000         12.050408     1,426,332
              GROWTH   2000         12.050408         10.133785     1,918,845
-----------------------------------------------------------------------------

        DEUTSCHE VIT
    EQUITY 500 INDEX   2000**       10.000000          9.303488       173,612

-----------------------------------------------------------------------------

             MFS VIT   1999*        10.000000         16.408335       424,862
     EMERGING GROWTH   2000         16.408335         13.016406       917,117
-----------------------------------------------------------------------------

            MFS VIT    1999*        10.000000         10.298332       842,535
     INVESTORS TRUST   2000         10.298332         10.146955     1,119,486
-----------------------------------------------------------------------------

     PIMCO LONG-TERM
     U.S. GOVERNMENT   1999*        10.000000          9.641838       234,504
                BOND   2000          9.641838         11.533723       469,721
-----------------------------------------------------------------------------

                       1995***      10.000000         11.230830        15,645
                       1996         11.230830         12.350885       252,346
                       1997         12.350885         13.984724       939,980
                       1998         13.984724         16.586786     1,501,239
          TOUCHSTONE   1999         16.586796         22.335784     1,273,417
INTERNATIONAL EQUITY   2000         22.335784         17.866975     1,258,526
-----------------------------------------------------------------------------

                       1995***      10.000000         11.687169        14,972
                       1996         11.687169         12.817847       236,639
                       1997         12.817847         16.905544       921,086
                       1998         16.905544         17.227461     1,527,712
          TOUCHSTONE   1999         17.227461         24.945052     1,194,568
     EMERGING GROWTH   2000         24.945052         31.905234     1,027,279
-----------------------------------------------------------------------------

          TOUCHSTONE   1999*        10.000000         11.485000        19,113
     SMALL CAP VALUE   2000         11.485000          9.097565        96,734
-----------------------------------------------------------------------------

          TOUCHSTONE   1999*        10.000000         10.649017       263,644
         ENHANCED 30   2000         10.649017         10.197589       221,023
-----------------------------------------------------------------------------




[SIDEBAR TEXT]
  ***ACCUMULATION UNIT
--------------------------------------------------------------------------------
  A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.


[SIDEBAR TEXT]
  ***ACCUMULATION UNIT VALUE
--------------------------------------------------------------------------------
  The dollar value of an Accumulation Unit in a Sub-Account.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

41


  SUPPLEMENT A

                  Years Ended    Unit Value at    Unit Value at  Number of Units
                  December 31  Beginning of Year   End of Year    at End of Year
===============================================================================
                     1998****     10.000000         10.119923       221,536
     TOUCHSTONE      1999         10.119923         11.484675       503,145
     VALUE PLUS      2000         11.484675         11.632177       455,261
-------------------------------------------------------------------------------

                     1995***      10.000000         12.490239        28,701
                     1996         12.490239         14.161478       451,141
                     1997         14.161478         16.749955     1,858,720
                     1998         16.749955         17.758155     2,973,336
     TOUCHSTONE      1999         17.758155         17.957567     2,362,289
GROWTH & INCOME      2000         17.957567         19.874253     1,654,656
-------------------------------------------------------------------------------

                     1995***      10.000000         11.962842        28,416
                     1996         11.962842         13.782738       266,916
                     1997         13.782738         16.130170     1,153,567
                     1998         16.130170         16.780412     2,142,449
     TOUCHSTONE      1999         16.780412         18.149355     1,713,391
       BALANCED      2000         18.149355         20.185864     1,376,550
-------------------------------------------------------------------------------

     TOUCHSTONE      1999*        10.000000          9.186113       108,456
     HIGH YIELD      2000          9.186113          9.002382       201,564
-------------------------------------------------------------------------------

                     1995***     10.000000          11.262524        28,863
                     1996         11.262524         11.395131       235,025
                     1997         11.395131         12.137441       936,431
                     1998         12.137441         12.960022     1,764,079
                     1999         12.960022         12.623260     1,527,257
TOUCHSTONE BOND      2000         12.623260         13.602365     1,197,861
-------------------------------------------------------------------------------

                     1995***      10.000000         10.317194        42,991
                     1996         10.317194         10.711418       306,751
                     1997         10.711418         11.140654     1,033,781
                     1998         11.140654         11.621488     1,653,441
     TOUCHSTONE      1999         11.621488         12.023580     1,832,005
 STANDBY INCOME      2000         12.023580         12.608714     1,174,568
-------------------------------------------------------------------------------


* Sub-Account operations began on May 14, 1999

** Sub-Account operations began on May 3, 2000

*** Sub-Account operations began on February 23, 1995

**** Sub-Account operations began on May 1, 1998




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

42
  SUPPLEMENT B


SUPPLEMENT B

Federal Income Tax Information
Section 401 and Section 403(b) Plans

Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called "Section 401 plans" in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses). A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 plan.

Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax sheltered annuities" (called "Section 403(b) plans" in this Supplement) for their employees.

The Code places limitations and restrictions on all Section 401 and Section 403(b) plans, but the specific rules set forth in the applicable plan will also affect how the plan works. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.

This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 or a Section 403(b) plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.


Tax Treatment of Contributions

Other than "after-tax" contributions made by you to a Section 401 plan, contributions to a Section 401 or a Section 403(b) plan generally are NOT included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.


Tax Treatment of Distributions

Except for the special tax treatments described below, any distributions from a Qualified Contract purchased in connection with a Section 401 or Section 403(b) plan generally are included in your (or, if applicable, your beneficiary's) income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

SPECIAL TAX TREATMENT FOR LUMP SUM DISTRIBUTIONS FROM A SECTION 401 PLAN. If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 plan, if the distribution qualifies as a lump sum distribution under the Code and if you were born before January 1, 1936, the portion of the distribution that is included in income may be eligible for special tax treatment. Your plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.

[SIDEBAR]: *** Because the provision of Section 401 plans and Section 403(b) plans vary from plan to plan, you should contact your plan administrator for additional information.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

43
  SUPPLEMENT B

SPECIAL RULES FOR DISTRIBUTIONS THAT ARE ROLLED OVER. In addition, special rules apply to a distribution from a Qualified Contract to you (or your surviving spouse in the event he or she is your beneficiary with respect to the distribution) that relates to a Section 401 or a Section 403(b) plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:


     o To a Traditional IRA under Section 408 of the Code (and the rollover is being made by you or your spouse as beneficiary). A Traditional IRA does not include a Roth IRA, SIMPLE IRA, or Education IRA.


     o    To another Section 401 plan or a certain kind of annuity plan under
          Section 403(a) of the Code (if the distribution is from a Section 401 plan and the rollover is being made by you)

     o To a Section 403(b) plan (if the distribution is from a Section 403(b) plan and the rollover is being made by you)


These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 or Section 403(b) plan will be an eligible rollover distribution EXCEPT to the extent:

     o It represents the return of your "after-tax" contributions or is not otherwise includable in income

     o It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of more than ten years


     o    It is made from a Section 401(k) plan by reason of a hardship.


     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below


Required minimum distributions under Section 401(a)(9) of the Code include the following required payments:

     o Except as noted below, minimum payments are required for the calendar year in which you reach age 70 1/2 or any later calendar year


     o If the plan is a Section 401 plan that is not maintained by certain governmental or church-sponsored organizations and if you are NOT treated under the Code as owning 5% or more of the employer of the applicable plan, minimum distributions are required for the LATER of the calendar year in which you reach age 70 1/2 or the calendar year you terminate employment with the employer.



The administrator of the applicable Section 401 or Section 403(b) plan should provide additional information about these rollover tax rules when a distribution is made.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

44
  SUPPLEMENT B

SPECIAL RULES FOR DISTRIBUTIONS IN THE FORM OF ANNUITY PAYMENTS. If any distribution is made from a Qualified Contract that relates to a Section 401 or
Section 403(b) plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

WITHHOLDING. If any part of a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to mandatory federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from a Qualified Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can generally elect completely out of withholding as to such part.


Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 59 1/2

     o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     o A distribution that is made on or after your death o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code) o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract

     o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55

     o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

45
  SUPPLEMENT B

     o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)


Required Distributions

Distributions from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Except as noted below, required distributions to you generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

     o If a Section 401 plan is involved (except for a Section 401 plan maintained by certain governmental or church-sponsored organizations) and you are NOT considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions to you generally do not have to start until April 1 of the calendar year following the LATER of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.

     o When distributions are required to be made to you under the Code, they must generally be made over your life (or a period not extending beyond your life expectancy) or over the joint lives (or a period not extending beyond the joint life expectancies) of you and a designated beneficiary under the plan. In general, at least a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.


In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents should contain such rules.


Special Provisions

LOANS. Qualified Contracts used for Section 403(b) plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 plans may allow you to borrow money from a Qualified Contract that is used for such plans.

In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:


     o The amount of each loan must generally be a minimum amount as determined under the applicable plan.


     o The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.

     o The loan must be repaid in substantially equal payments made at least quarterly. o Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.

     o There may also be restrictions on the maximum time for repaying the loan. The maximum term of any such loan is normally 5 years, except that a longer period may be able to apply to a loan used to purchase your principal residence.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

46
  SUPPLEMENT B

A Section 403(b) or a Section 401 plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable Section 403(b) or Section 401 plan should be able to provide information about these rules.

WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 or Section 403(b) plan to the extent it is attributable to contributions made pursuant to a pre-tax salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.


If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under the plan after 1988.


In the case of a Section 401 plan, distributions may also be permitted in the event of the plan's termination or when the plan employer sells substantially all of the assets used in a trade or business of the employer or all of the employer's interest is a subsidiary and you continue service with the purchaser of such assets or interest, provided certain conditions are met.

You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 or Section 403(b) plan.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

47
  SUPPLEMENT C


SUPPLEMENT C


State ofTexas Optional Retirement Program
The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this Supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this Supplement.


ORP Contracts

ELIGIBLE PARTICIPANTS. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract. "State supported institutions of higher education" is defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

EMPLOYER PREMIUMS. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

LOANS. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

DISTRIBUTIONS. Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event". Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 70 1/2.

Distributions from an ORP Contract are considered to have begun if:

     o Distributions are made on account of you reaching your required beginning date

     o Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under
          Section 1.401(a)(9) of the Regulations



SPECIFIC PLAN RULES. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this Supplement, you should rely on the information in the Texas ORP Plan documents.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

48
  SUPPLEMENT C

Federal Income Tax Information
This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.

The specific rules related to ORP Contracts and Texas ORP Plans discussed in the previous section, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in this section.


Tax Treatment of Contributions

Contributions to a Texas ORP Plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.


Tax Treatment of Distributions

Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.


Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 59 1/2

     o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     o    A distribution that is made on or after your death


     o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)


     o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the ORP Contract



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

49
  SUPPLEMENT C

     o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55

     o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)

     o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)


Required Distributions Under the Code

Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Except as noted below, required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

     o If you do not terminate your employment until after age 70 1/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.

     o When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.


Withdrawal Limitations Under the Code


The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age
59 1/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.


You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

50
  TABLE OF CONTENTS
  FOR STATEMENT OF ADDITIONAL INFORMATION


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


                                                    PAGE

General.............................................   3

Safekeeping Of Assets...............................   3

Distribution Of The Contracts.......................   3

Sub-Account Performance.............................   4

Sub-Account Accumulation Unit Values................   6

Fixed Account Value.................................   7

Fixed Annuity Income Payments.......................   7

Qualification As An "Annuity Contract"..............   8

Independent Auditors................................  10

Financial Statements................................  10




                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

SEPARATE ACCOUNT 1

TOUCHSTONE GOLD VARIABLE ANNUITY

FLEXIBLE PURCHASE PAYMENT DEFERRED

VARIABLE ANNUITY CONTRACTS

----------------------------
STATEMENT OF ADDITIONAL INFORMATION


May 1, 2001


----------------------------



This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated May 1, 2001 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 1 ("SA1"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.

A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.






FORM 7135-0005

                         TABLE OF CONTENTS
                         OF
                         STATEMENT OF ADDITIONAL
                         INFORMATION

                                                                  Page

General                                                           3

Safekeeping of Assets                                             3

Distribution of the Contracts                                     3

Sub-Account Performance                                           4


Sub-Account Accumulation Unit Values                              6


Fixed Account Value                                               7

Fixed Annuity Income Payments                                     7

Qualification as an "Annuity Contract"                            8

Independent Auditors                                              10

Financial Statements                                              10

GENERAL
Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

WSLAC and SA1 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.

SAFEKEEPING OF ASSETS
The assets of SA1 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.

DISTRIBUTION OF THE CONTRACTS
As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

Sales commissions attributable in part to the Touchstone Gold Variable Annuity Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.


                                                                                                 Amounts
Period                                            Sales Commissions Paid         Retained by Distributor


For the year ended December 31, 1998                         $10,684,643                      $1,437,628


For the year ended December 31, 1999                         $ 4,963,651                        $601,693


For the year ended December 31, 2000                          $3,178,875                        $414,763


SUB-ACCOUNT PERFORMANCE
The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and is not intended to indicate future performance of either one. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula: P (1 + T)n = ERV where:


  P         =       a hypothetical initial purchase payment of $1,000
  T         =       average annual total return
  n         =       number of years and/or portion of a year
  ERV       =       ending redeemable value of a hypothetical initial
                    purchase payment of $1,000 at the end of the applicable period



The following table sets forth the type of total return data for each of the Sub-Accounts that will be used in advertising, in each case for the period ended
December 31, 2000.


                                                       Average Annual                       Cumulative
                                      Total             Total Return                      Total Return*
                                      Return         Five         Since          One           Five         Since
                                     One Year       Years       Inception        Year          Year       Inception



AIM V.I. Growth**                    -32.04%         ---          -8.79%       -21.54%         ---          -2.82%

AIM V.I. Government Securities**      -1.84%         ---          -3.11%        8.66%          ---          7.88%

Alger American Small                 -38.66%         ---          -8.34%       -28.16%         ---          -1.98%
Capitalization**

Alger American Growth**              -26.41%         ---          -6.55%       -15.91%         ---          1.34%

Deutsche VIT Equity 500 Index***       ---           ---         -17.47%         ---           ---          -6.97%

MFS VIT Emerging Growth**            -31.17%         ---          7.78%        -20.67%         ---          30.16%

MFS VIT Investors Trust**            -11.97%         ---          -6.47%        -1.47%         ---          1.47%

PIMCO Long-Term U.S. Government       9.12%          ---          0.67%         19.62%         ---          15.34%
Bond**

Touchstone International             -30.51%        6.59%         7.65%        -20.01%        59.09%        78.67%
Equity****

Touchstone Emerging Growth****        17.40%        20.26%        19.83%        27.90%       172.99%       219.05%

Touchstone Small Cap Value**         -31.29%         ---         -12.26%       -20.79%         ---          -9.02%

Touchstone Enhanced 30**             -14.74%         ---          -6.20%        -4.24%         ---          1.98%

Touchstone Value Plus*****            -9.22%         ---          -0.06%        1.28%          ---          16.32%

Touchstone Growth & Income****        0.17%         6.59%         9.85%         10.67%        59.12%        98.74%

Touchstone Balanced****               0.72%         8.04%         10.18%        11.22%        68.74%       101.86%

Touchstone High Yield**              -12.50%         ---         -12.81%        -2.00%         ---          -9.98%

Touchstone Bond****                   -2.74%        -0.15%        2.06%         7.76%         20.78%        36.02%

Touchstone Standby Income****         -5.63%        0.14%         0.51%         4.87%         22.21%        26.09%


* Calculated by determining the change in the Accumulation Unit Value from the beginning of the period to the end of the period and dividing such amount by the Accumulation Unit Value at the beginning of the period.

**   Total return since inception based on a period beginning May 14, 1999.

***  Total return since inception based on a period beginning May 3, 2000.

**** Total return since inception based on a period beginning February 28, 1995.

***** Total return since inception based on a period beginning May 1, 1998.

While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.


"Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Surrender Charge and a Contract Maintenance Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.


Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals or if the same total amount of money were put into the Contract all at one point in time. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

SUB-ACCOUNT ACCUMULATION UNIT VALUES


In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a) equals:

                    (1) the net asset value per share of the underlying fund at the end of the current Valuation Period, plus

                    (2) the per share amount of any dividend or capital gain
               distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                    (3) a per share charge or credit for any taxes reserved,
               which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

     (b) is the net asset value per share of the corresponding underlying fund determined at the end of the immediately preceding Valuation Period; and

     (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge and the annual Contract Administration Charge.

FIXED ACCOUNT VALUE
Fixed Account Value is calculated on a daily basis by the following formula:
PP + XFT + I - XFF - WD = FAV where

     PP   = the sum of all purchase payments allocated to the Fixed Account

     XFT  = any amount transferred to the Fixed Account from a Sub-Account

     I    = interest credited by WSLAC to the Fixed Account

     XFF  = any amounts transferred from the Fixed Account to a Sub-Account

     WD   = any amounts withdrawn for charges or deductions, or in connection with any surrenders or partial withdrawals

FIXED ANNUITY INCOME PAYMENTS
The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected. Annuity payments will be the larger of:

     o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and

     o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

QUALIFICATION AS AN "ANNUITY CONTRACT"

For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status as an "annuity contract".

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Advisor has agreed to manage the Funds so as to comply with such requirements.

Excessive Control

The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts and the Fixed Account or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

Required Distributions


Additionally, in order to qualify as an annuity contract under the Code, a Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.


The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or the calendar year in which he or she reaches age 70 1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint life and last survivor expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70 1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under
Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70 1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, have audited the financial statements of Western-Southern Life Assurance Company Separate Account 1 and
Western-Southern Life Assurance Company at December 31, 2000, and for the periods then ended, as set forth in their reports. We have included our financial statements in the statement of additional information and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements for Western-Southern Life Assurance Company Separate Account 1 at and for the fiscal periods indicated are attached hereto:


 1.       Report of Ernst & Young LLP.
 2.       Statement of Net Assets as of December 31, 2000.
 3. Statement of Operations and Changes in Net Assets for the periods ended December 31, 2000 and 1999.
 4.       Notes to Financial Statements.
 5. Supplementary Information - Selected Per Unit Data and Ratios for the period ended December 31, 2000.

The following statutory-basis financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:



 1.       Report of Ernst & Young LLP.

 2.       Statutory-basis Balance Sheets as of December 31, 2000 and 1999.
 3.       Statutory-basis Statements of Income for the years ended
          December 31, 2000 and 1999.
 5. Statutory-basis Statements of Changes in Capital and Surplus for the years ended December 31, 2000 and 1999.
 6. Statutory-basis Statements of Cash Flows for the years ended December 31, 2000 and 1999.
 7.       Notes to statutory-basis Financial Statements.

               Financial Statements and Supplementary Information

                    Western-Southern Life Assurance Company
                               Separate Account 1

                         Period ended December 31, 2000
                      with Report of Independent Auditors

                     Western-Southern Life Assurance Company
                               Separate Account 1

               Financial Statements and Supplementary Information


                         Period ended December 31, 2000





                                    Contents

Report of Independent Auditors..............................................1

Audited Financial Statements

Statement of Net Assets.....................................................2
Statement of Operations and Changes in Net Assets
 for the Period ended December 31, 2000.....................................3
Statement of Operations and Changes in Net Assets
 for the Period ended December 31, 1999.....................................5
Notes to Financial Statements...............................................7

Supplementary Information
Selected Per Unit Data and Ratios for the Period ended December 31, 2000...14 Selected Per Unit Data and Ratios for the Period ended December 31, 1999...22

                         Report of Independent Auditors

Contractholders of Western-Southern Life Assurance Company Separate Account 1 and
Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statement of net assets of Western-Southern Life Assurance Company Separate Account 1 (comprising, respectively, the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Deutsche VIT Equity 500 Index Fund, MFS VIT Emerging Growth Series, MFS VIT Growth with Income Series, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone Small Cap Value Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Income Opportunity Fund, Touchstone High Yield Bond Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Enhanced 30 Fund, Touchstone Balanced Fund, Touchstone Bond Fund and Touchstone Standby Income Fund) as of December 31, 2000, and the related statements of operations and changes in net assets and selected per unit data and ratios for the periods indicated therein. These financial statements and per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 1 at December 31, 2000, and the results of their operations and changes in their net assets and the selected per unit data and ratios for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



Cincinnati, Ohio                                       /s/  Ernst & Young, LLP
April 3, 2001

           Western-Southern Life Assurance Company Separate Account 1

                             Statement of Net Assets

                                December 31, 2000

Assets
Investments at current market value:
      AIM Variable Insurance Funds, Inc. (unaffiliated issuer)
          AIM V.I. Growth Fund (765,090 shares, cost $23,495,485)                              $ 18,989,525
          AIM V.I. Government Securities Fund (132,837 shares, cost $1,450,712)                   1,482,465
      The Alger American Fund (unaffiliated issuer)
          Alger American Small Capitalization Portfolio (258,952 shares, cost $10,315,365)        6,082,778
          Alger American Growth Portfolio (447,847 shares, cost $25,881,254)                     21,169,728
      Bankers Trust Company (unaffiliated issuer)
          Deutsche VIT Equity 500 Index Fund (119,163 shares, cost $1,798,303)                    1,640,876
      MFS Variable Insurance Trust (unaffiliated issuer)
          MFS VIT Emerging Growth Series (457,114 shares, cost $15,511,327)                      13,183,165
          MFS VIT Growth with Income Series (578,127 shares, cost $11,955,971)                   12,146,445
      PIMCO Variable Insurance Trust (unaffiliated issuer)
          Pimco Long-Term U.S. Government Bond Portfolio (538,594 shares, cost $5,272,951)        5,687,550
      Touchstone Variable Series Trust (affiliated issuer)
          Touchstone Small Cap Value Fund (169,291 shares, cost $1,632,452)                         970,038
          Touchstone Emerging Growth Fund (1,720,699 shares, cost $29,836,359)                   34,792,534
          Touchstone International Equity Fund (2,236,833 shares, cost $29,811,373)              24,045,958
          Touchstone Income Opportunity Fund (2,377,761 shares, cost $20,852,947)                15,859,664
          Touchstone High Yield Bond Fund (264,751 shares, cost $2,272,654)                       2,046,528
          Touchstone Value Plus Fund (549,842 shares, cost $6,018,291)                            5,830,001
          Touchstone Growth & Income Fund (3,035,222 shares, cost $32,017,218)                   34,176,599
          Touchstone Enhanced 30 Fund (230,879 shares, cost $2,342,843)                           2,350,346
          Touchstone Balanced Fund (2,041,650 shares, cost $29,318,936)                          29,073,094
          Touchstone Bond Fund (1,704,532 shares cost $17,324,201)                               17,471,451
          Touchstone Standby Income Fund (1,570,648 shares, cost $15,565,126)                    15,549,415
                                                                                               ------------

      Total invested assets                                                                     262,548,160

Liabilities
Accounts payable                                                                                      8,005
                                                                                               ------------

      Total liabilities                                                                               8,005
                                                                                               ------------

      Total net assets                                                                         $262,540,155
                                                                                               ============

Analysis of Net Assets
Variable annuity contracts                                                                     $262,536,363
Retained in the variable account by Western-Southern Life Assurance Company                           3,792
                                                                                               ------------

      Total net assets                                                                         $262,540,155
                                                                                               ============

See accompanying notes

           Western-Southern Life Assurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2000

                                                                                                                          Alger
                                                                                                         AIM V.I.       American
                                                                                        AIM V.I.       Government        Small
                                                                                         Growth        Securities    Capitalization
                                                                            Total      Sub-Account     Sub-Account     Sub-Account
                                                                      --------------------------------------------------------------
Income:
     Dividends and capital gains                                      $  29,504,507   $     638,951   $      68,065   $   2,455,582
     Miscellaneous income (loss)                                             27,073          26,223            (172)          9,019

Expenses:
     Mortality and expense risk, and administrative charge                3,660,344         282,700          16,225          84,198
                                                                      --------------------------------------------------------------

     Net investment income (loss)                                        25,871,236         382,474          51,668       2,380,403
                                                                      --------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on investments     (32,953,814)     (6,599,899)         53,732      (4,677,178)

Realized gain (loss) on investments                                       1,349,332         684,259           1,075        (269,359)
                                                                      --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                  (31,604,482)     (5,915,640)         54,807      (4,946,537)
                                                                      --------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (5,733,246)     (5,533,166)        106,475      (2,566,134)
                                                                      --------------------------------------------------------------

Contract owners activity:
     Contributions received from contract owners                         26,134,534       3,783,073         495,092       1,670,231

     Net transfers between subaccounts and/or fixed account              12,897,632       7,036,570         509,936       5,093,810

     Withdrawals and surrenders                                         (42,705,056)     (2,480,740)       (330,844)       (498,911)

     Contract maintenance charge                                           (187,259)        (11,772)           (501)         (3,158)
                                                                      --------------------------------------------------------------

Net increase (decrease) from contract activity                           (3,860,149)      8,327,131         673,683       6,261,972
                                                                      --------------------------------------------------------------

Net increase (decrease) in net assets                                    (9,593,395)      2,793,965         780,158       3,695,838
                                                                      --------------------------------------------------------------

Net assets, at beginning of period                                      272,133,550      16,195,558         702,307       2,386,940
                                                                      --------------------------------------------------------------

Net assets, at end of period                                          $ 262,540,155   $  18,989,523   $   1,482,465   $   6,082,778
                                                                      ==============================================================


                                                                         Alger        Deutsche VIT        MFS VIT
                                                                        American        Equity 500       Emerging
                                                                         Growth           Index           Growth
                                                                       Sub-Account     Sub-Account*     Sub-Account
                                                                      --------------------------------------------------
Income:
     Dividends and capital gains                                      $   3,114,467    $         953    $     726,306
     Miscellaneous income (loss)                                             16,219            1,593            6,861

Expenses:
     Mortality and expense risk, and administrative charge                  316,163           12,356          182,799
                                                                      --------------------------------------------------

     Net investment income (loss)                                         2,814,523           (9,810)         550,368
                                                                      --------------------------------------------------

Net change in unrealized appreciation (depreciation) on investments      (7,556,080)        (157,427)      (4,850,664)

Realized gain (loss) on investments                                         529,398           (7,777)         730,166
                                                                      --------------------------------------------------

Net realized and unrealized gain (loss) on investments                   (7,026,682)        (165,204)      (4,120,498)
                                                                      --------------------------------------------------

Net increase (decrease) in net assets resulting from operations          (4,212,159)        (175,014)      (3,570,130)
                                                                      --------------------------------------------------

Contract owners activity:
     Contributions received from contract owners                          3,303,611          513,998        3,806,712

     Net transfers between subaccounts and/or fixed account               6,498,392        1,350,635        6,684,509

     Withdrawals and surrenders                                          (3,249,044)         (48,420)      (1,907,421)

     Contract maintenance charge                                            (14,760)            (323)          (8,580)
                                                                      --------------------------------------------------

Net increase (decrease) from contract activity                            6,538,199        1,815,890        8,575,220
                                                                      --------------------------------------------------

Net increase (decrease) in net assets                                     2,326,040        1,640,876        5,005,090
                                                                      --------------------------------------------------

Net assets, at beginning of period                                       18,843,686               --        8,178,071
                                                                      --------------------------------------------------

Net assets, at end of period                                          $  21,169,726    $   1,640,876    $  13,183,161
                                                                      ==================================================

                                                                                      PIMCO Long-
                                                                        MFS VIT         Term U.S.        Touchstone
                                                                      Growth with      Government        Small Cap
                                                                         Income           Bond             Value
                                                                      Sub-Account      Sub-Account      Sub-Account
                                                                     -----------------------------------------------
Income:
     Dividends and capital gains                                     $     139,591    $     199,110    $     372,289
     Miscellaneous income (loss)                                            (1,075)             958            3,291

Expenses:
     Mortality and expense risk, and administrative charge                 150,369           46,635           10,659
                                                                     -----------------------------------------------

     Net investment income (loss)                                          (11,853)         153,433          364,921
                                                                     -----------------------------------------------

Net change in unrealized appreciation (depreciation) on investments       (162,187)         499,168         (690,852)

Realized gain (loss) on investments                                         26,391           12,252           13,679
                                                                     -----------------------------------------------

Net realized and unrealized gain (loss) on investments                    (135,796)         511,420         (677,173)
                                                                     -----------------------------------------------

Net increase (decrease) in net assets resulting from operations           (147,649)         664,853         (312,252)
                                                                     -----------------------------------------------

Contract owners activity:
     Contributions received from contract owners                         1,621,297          501,819          283,479

     Net transfers between subaccounts and/or fixed account              2,717,054        2,486,219          790,038

     Withdrawals and surrenders                                         (1,242,347)        (462,997)         (52,851)

     Contract maintenance charge                                            (7,131)          (1,981)            (439)
                                                                     -----------------------------------------------

Net increase (decrease) from contract activity                           3,088,873        2,523,060        1,020,227
                                                                     -----------------------------------------------

Net increase (decrease) in net assets                                    2,941,224        3,187,913          707,975
                                                                     -----------------------------------------------

Net assets, at beginning of period                                       9,205,222        2,497,684          262,012
                                                                     -----------------------------------------------

Net assets, at end of period                                         $  12,146,446    $   5,685,597    $     969,987
                                                                     ===============================================

See accompanying notes

*     For the period May 3, 2000 (commencement of operations) to December 31,
      2000

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

           Western-Southern Life Assurance Company Separate Account 1

                         Period Ended December 31, 2000

                                                                        Touchstone      Touchstone    Touchstone        Touchstone
                                                                         Emerging     International     Income         High Yield
                                                                         Growth           Equity      Opportunity          Bond
                                                                       Sub-Account     Sub-Account    Sub-Account      Sub-Account
                                                                      --------------------------------------------------------------
Income:
  Dividends and capital gains                                         $  6,517,640    $  5,802,414    $  1,970,462    $    197,236
  Miscellaneous income (loss)                                              (18,074)          6,618           1,900              53

Expenses:
  Mortality and expense risk, and administrative charge                    445,025         363,288         251,677          22,821
                                                                      --------------------------------------------------------------

  Net investment income (loss)                                           6,054,541       5,445,744       1,720,685         174,468
                                                                      --------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on investments       (117,344)    (12,069,127)      1,203,127        (105,712)

Realized gain (loss) on investments                                      2,218,921         615,221      (3,323,276)        (84,156)
                                                                      --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                   2,101,577     (11,453,906)     (2,120,149)       (189,868)
                                                                      --------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          8,156,118      (6,008,162)       (399,464)        (15,400)
                                                                      --------------------------------------------------------------

Contract owners activity:
  Contributions received from contract owners                            1,837,761       2,303,051         687,737         425,291

  Net transfers between subaccounts and/or fixed account                (1,775,902)      1,928,639      (3,309,969)        828,117

  Withdrawals and surrenders                                            (4,694,661)     (4,140,692)     (3,493,688)       (315,412)

  Contract maintenance charge                                              (25,514)        (19,671)        (15,263)           (778)
                                                                      --------------------------------------------------------------

Net increase (decrease) from contract activity                          (4,658,316)         71,327      (6,131,183)        937,218
                                                                      --------------------------------------------------------------

Net increase (decrease) in net assets                                    3,497,802      (5,936,835)     (6,530,647)        921,818
                                                                      --------------------------------------------------------------

Net assets, at beginning of period                                      31,294,731      29,982,774      22,390,283       1,124,695
                                                                      --------------------------------------------------------------

Net assets, at end of period                                          $ 34,792,533    $ 24,045,939    $ 15,859,636    $  2,046,513
                                                                      ==============================================================

                                                                                     Touchstone
                                                                      Touchstone      Growth &       Touchstone
                                                                      Value Plus       Income        Enhanced 30
                                                                      Sub-Account    Sub-Account     Sub-Account
                                                                     --------------------------------------------
Income:
  Dividends and capital gains                                        $    456,521    $  2,135,126    $     13,285
  Miscellaneous income (loss)                                              (1,707)         (2,844)          1,154

Expenses:
  Mortality and expense risk, and administrative charge                    78,319         472,971          27,829
                                                                     --------------------------------------------

  Net investment income (loss)                                            376,495       1,659,311         (13,390)
                                                                     --------------------------------------------

Net change in unrealized appreciation (depreciation) on investments      (465,238)      1,231,357        (162,273)

Realized gain (loss) on investments                                       132,891         194,936          90,185
                                                                     --------------------------------------------

Net realized and unrealized gain (loss) on investments                   (332,347)      1,426,293         (72,088)
                                                                     --------------------------------------------

Net increase (decrease) in net assets resulting from operations            44,148       3,085,604         (85,478)
                                                                     --------------------------------------------

Contract owners activity:
  Contributions received from contract owners                             546,358         980,462         514,791

  Net transfers between subaccounts and/or fixed account                 (341,237)     (6,749,250)       (747,086)

  Withdrawals and surrenders                                             (687,929)     (7,195,929)       (243,441)

  Contract maintenance charge                                              (3,592)        (29,537)         (1,255)
                                                                     --------------------------------------------

Net increase (decrease) from contract activity                           (486,400)    (12,994,254)       (476,991)
                                                                     --------------------------------------------

Net increase (decrease) in net assets                                    (442,252)     (9,908,650)       (562,469)
                                                                     --------------------------------------------

Net assets, at beginning of period                                      6,272,240      44,085,246       2,912,815
                                                                     --------------------------------------------

Net assets, at end of period                                         $  5,829,988    $ 34,176,596    $  2,350,346
                                                                     ============================================

                                                                                                      Touchstone
                                                                     Touchstone      Touchstone         Standby
                                                                      Balanced          Bond            Income
                                                                     Sub-Account     Sub-Account      Sub-Account
                                                                     --------------------------------------------
Income:
  Dividends and capital gains                                        $  2,442,096    $  1,041,063    $  1,213,350
  Miscellaneous income (loss)                                             (10,620)         (3,150)         (9,174)

Expenses:
  Mortality and expense risk, and administrative charge                   391,566         246,915         257,829
                                                                     --------------------------------------------

  Net investment income (loss)                                          2,039,910         790,998         946,347
                                                                     --------------------------------------------

Net change in unrealized appreciation (depreciation) on investments     1,039,270         525,761         107,752

Realized gain (loss) on investments                                       (85,701)         23,707        (153,480)
                                                                     --------------------------------------------

Net realized and unrealized gain (loss) on investments                    953,569         549,468         (45,728)
                                                                     --------------------------------------------

Net increase (decrease) in net assets resulting from operations         2,993,479       1,340,466         900,619
                                                                     --------------------------------------------

Contract owners activity:
  Contributions received from contract owners                             983,882         656,944       1,218,945

  Net transfers between subaccounts and/or fixed account               (2,934,639)     (1,747,523)     (5,420,681)

  Withdrawals and surrenders                                           (4,494,974)     (3,241,943)     (3,922,812)

  Contract maintenance charge                                             (20,408)        (12,197)        (10,399)
                                                                     --------------------------------------------

Net increase (decrease) from contract activity                         (6,466,139)     (4,344,719)     (8,134,947)
                                                                     --------------------------------------------

Net increase (decrease) in net assets                                  (3,472,660)     (3,004,253)     (7,234,328)
                                                                     --------------------------------------------

Net assets, at beginning of period                                     32,545,745      20,475,695      22,777,846
                                                                     --------------------------------------------

Net assets, at end of period                                         $ 29,073,085    $ 17,471,442    $ 15,543,518
                                                                     ============================================

See accompanying notes

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

           Western-Southern Life Assurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 1999

                                                                                                                           Alger
                                                                                                         AIM V.I.        American
                                                                                        AIM V.I.       Government          Small
                                                                                         Growth        Securities     Capitalization
                                                                           Total       Sub-Account*    Sub-Account*    Sub-Account*
                                                                      --------------------------------------------------------------
Income:
  Dividends and capital gains                                         $  15,651,106    $     545,103   $      25,152  $          --
     income (loss)                                                           66,598             (479)            648          6,148

Expenses:
  Mortality and expense risk, and administrative charge                   3,274,568           70,929           4,569          8,034
                                                                      --------------------------------------------------------------

   Net investment income (loss)                                          12,443,136          473,695          21,231         (1,886)

Net change in unrealized appreciation (depreciation) on investments      18,944,602        2,093,939         (21,979)       444,591

Realized gain (loss) on investments                                         877,188           18,950           1,987         23,881
                                                                      --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                   19,821,790        2,112,889         (19,992)       468,472
                                                                      --------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations          32,264,926        2,586,584           1,239        466,586
                                                                      --------------------------------------------------------------

Contract owners activity:
  Contributions received from contract owners                            38,034,180        1,193,467         184,753        302,317

  Net transfers between subaccounts and/or fixed account                 14,754,302       13,091,897         545,688      1,639,137

  Withdrawals and surrenders                                            (35,539,462)        (673,978)        (29,267)       (20,849)

  Contract maintenance charge                                              (164,087)          (2,412)           (106)          (251)
                                                                      --------------------------------------------------------------

Net increase from contract activity                                      17,084,933       13,608,974         701,068      1,920,354
                                                                      --------------------------------------------------------------

Net increase in net assets                                               49,349,859       16,195,558         702,307      2,386,940
                                                                      --------------------------------------------------------------

Net assets, at beginning of period                                      222,783,691               --              --             --
                                                                      --------------------------------------------------------------

Net assets, at end of period                                          $ 272,133,550    $  16,195,558   $     702,307  $   2,386,940
                                                                      ==============================================================


                                                                          Alger          MFS VIT        MFS VIT
                                                                        American        Emerging      Growth with
                                                                         Growth           Growth         Income
                                                                       Sub-Account*    Sub-Account*   Sub-Account*
                                                                      ---------------------------------------------
Income:
  Dividends and capital gains                                         $          --   $          --  $          --
     income (loss)                                                           16,496          23,292          2,071

Expenses:
  Mortality and expense risk, and administrative charge                      93,476          26,405         46,298
                                                                      ---------------------------------------------

   Net investment income (loss)                                             (76,980)         (3,113)       (44,227)

Net change in unrealized appreciation (depreciation) on investments       2,844,554       2,522,501        352,661

Realized gain (loss) on investments                                          73,047          77,751        (10,940)
                                                                      ---------------------------------------------

Net realized and unrealized gain (loss) on investments                    2,917,601       2,600,252        341,721
                                                                      ---------------------------------------------

Net increase (decrease) in net assets resulting from operations           2,840,621       2,597,139        297,494
                                                                      ---------------------------------------------

Contract owners activity:
  Contributions received from contract owners                             1,279,276         878,014      1,154,252

  Net transfers between subaccounts and/or fixed account                 15,867,691       4,970,017      8,310,446

  Withdrawals and surrenders                                             (1,140,229)       (266,368)      (555,130)

  Contract maintenance charge                                                (3,673)           (731)        (1,840)
                                                                      ---------------------------------------------

Net increase from contract activity                                      16,003,065       5,580,932      8,907,728
                                                                      ---------------------------------------------

Net increase in net assets                                               18,843,686       8,178,071      9,205,222
                                                                      ---------------------------------------------

Net assets, at beginning of period                                               --              --             --
                                                                      ---------------------------------------------

Net assets, at end of period                                          $  18,843,686   $   8,178,071  $   9,205,222
                                                                      =============================================

                                                                      PIMCO Long-
                                                                       Term U.S.       Touchstone
                                                                       Government       Small Cap
                                                                          Bond            Value
                                                                      Sub-Account*     Sub-Account*
                                                                     ------------------------------
Income:
  Dividends and capital gains                                        $      54,475    $          --
     income (loss)                                                             (45)            (669)

Expenses:
  Mortality and expense risk, and administrative charge                     12,886            1,068
                                                                     ------------------------------

   Net investment income (loss)                                             41,544           (1,737)

Net change in unrealized appreciation (depreciation) on investments        (84,568)          28,437

Realized gain (loss) on investments                                        (14,078)             147
                                                                     ------------------------------

Net realized and unrealized gain (loss) on investments                     (98,646)          28,584
                                                                     ------------------------------

Net increase (decrease) in net assets resulting from operations            (57,102)          26,847
                                                                     ------------------------------

Contract owners activity:
  Contributions received from contract owners                              412,680           30,233

  Net transfers between subaccounts and/or fixed account                 2,199,940          207,049

  Withdrawals and surrenders                                               (57,540)          (2,076)

  Contract maintenance charge                                                 (294)             (41)
                                                                     ------------------------------

Net increase from contract activity                                      2,554,786          235,165
                                                                     ------------------------------

Net increase in net assets                                               2,497,684          262,012
                                                                     ------------------------------

Net assets, at beginning of period                                              --               --
                                                                     ------------------------------

Net assets, at end of period                                         $   2,497,684    $     262,012
                                                                     ==============================

See accompanying notes.

*     For the period May 17, 1999 (commencement of operations) to December 31,
      1999.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

           Western-Southern Life Assurance Company Separate Account 1

                         Period Ended December 31, 1999

                                                                       Touchstone     Touchstone      Touchstone        Touchstone
                                                                        Emerging     International      Income          High Yield
                                                                         Growth         Equity        Opportunity          Bond
                                                                      Sub-Account     Sub-Account     Sub-Account      Sub-Account*
                                                                      -------------------------------------------------------------
Income:
      Dividends and capital gains                                     $  4,461,162    $  2,333,180    $  3,289,948    $     67,309
      Miscellaneous income (loss)                                            7,874           7,314           4,059            (525)

Expenses:
      Mortality and expense risk, and administrative charge                363,409         352,581         372,731           6,598
                                                                      -------------------------------------------------------------

      Net investment income (loss)                                       4,105,627       1,987,913       2,921,276          60,186

Net change in unrealized appreciation (depreciation) on investments      4,381,161       4,459,056       1,893,908        (120,415)

Realized gain (loss) on investments                                      1,951,255       1,527,227      (4,546,198)         (4,884)
                                                                      -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                   6,332,416       5,986,283      (2,652,290)       (125,299)
                                                                      -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations         10,438,043       7,974,196         268,986         (65,113)
                                                                      -------------------------------------------------------------

Contract owners activity:
      Contributions received from contract owners                        2,863,523       3,096,907       3,648,734          95,244

      Net transfers between subaccounts and/or fixed account            (5,377,672)     (3,304,612)     (9,271,705)      1,117,907

      Withdrawals and surrenders                                        (3,983,109)     (3,703,777)     (3,660,134)        (23,217)

      Contract maintenance charge                                          (21,868)        (18,744)        (20,259)           (126)
                                                                      -------------------------------------------------------------

Net increase (decrease) from contract activity                          (6,519,126)     (3,930,226)     (9,303,364)      1,189,808
                                                                      -------------------------------------------------------------

Net increase (decrease) in net assets                                    3,918,917       4,043,970      (9,034,378)      1,124,695
                                                                      -------------------------------------------------------------

Net assets, at beginning of period                                      27,375,814      25,938,804      31,424,661              --
                                                                      -------------------------------------------------------------

Net assets, at end of period                                          $ 31,294,731    $ 29,982,774    $ 22,390,283    $  1,124,695
                                                                      =============================================================

                                                                                      Touchstone
                                                                       Touchstone      Growth &       Touchstone
                                                                       Value Plus       Income        Enhanced 30
                                                                      Sub-Account     Sub-Account     Sub-Account*
                                                                      ---------------------------------------------
Income:
      Dividends and capital gains                                     $    260,091    $         --    $     13,371
      Miscellaneous income (loss)                                            4,805          (3,636)          2,402

Expenses:
      Mortality and expense risk, and administrative charge                 85,334         715,777          12,636
                                                                      ---------------------------------------------

      Net investment income (loss)                                         179,562        (719,413)          3,137

Net change in unrealized appreciation (depreciation) on investments         57,543         928,024         169,776

Realized gain (loss) on investments                                        502,737         849,333           3,085
                                                                      ---------------------------------------------

Net realized and unrealized gain (loss) on investments                     560,280       1,777,357         172,861
                                                                      ---------------------------------------------

Net increase (decrease) in net assets resulting from operations            739,842       1,057,944         175,998
                                                                      ---------------------------------------------

Contract owners activity:
      Contributions received from contract owners                        2,136,366       6,681,395         259,554

      Net transfers between subaccounts and/or fixed account             1,947,871     (10,774,601)      2,535,592

      Withdrawals and surrenders                                          (951,317)     (7,303,961)        (57,867)

      Contract maintenance charge                                           (3,664)        (40,989)           (462)
                                                                      ---------------------------------------------

Net increase (decrease) from contract activity                           3,129,256     (11,438,156)      2,736,817
                                                                      ---------------------------------------------

Net increase (decrease) in net assets                                    3,869,098     (10,380,212)      2,912,815
                                                                      ---------------------------------------------

Net assets, at beginning of period                                       2,403,142      54,465,458              --
                                                                      ---------------------------------------------

Net assets, at end of period                                          $  6,272,240    $ 44,085,246    $  2,912,815
                                                                      =============================================

                                                                                                     Touchstone
                                                                     Touchstone      Touchstone        Standby
                                                                      Balanced           Bond           Income
                                                                     Sub-Account     Sub-Account     Sub-Account
                                                                     --------------------------------------------
Income:
      Dividends and capital gains                                    $  3,167,267    $    218,816    $  1,215,232
      Miscellaneous income (loss)                                          (1,209)           (818)         (1,130)

Expenses:
      Mortality and expense risk, and administrative charge               490,941         321,625         289,271
                                                                     --------------------------------------------

      Net investment income (loss)                                      2,675,117        (103,627)        924,831

Net change in unrealized appreciation (depreciation) on investments      (493,395)       (378,512)       (132,680)

Realized gain (loss) on investments                                       653,179        (169,740)        (59,551)
                                                                     --------------------------------------------

Net realized and unrealized gain (loss) on investments                    159,784        (548,252)       (192,231)
                                                                     --------------------------------------------

Net increase (decrease) in net assets resulting from operations         2,834,901        (651,879)        732,600
                                                                     --------------------------------------------

Contract owners activity:
      Contributions received from contract owners                       5,475,943       4,245,407       4,096,115

      Net transfers between subaccounts and/or fixed account           (7,904,729)     (4,188,048)      3,142,434

      Withdrawals and surrenders                                       (5,217,610)     (2,975,467)     (4,917,566)

      Contract maintenance charge                                         (24,554)        (14,028)        (10,045)
                                                                     --------------------------------------------

Net increase (decrease) from contract activity                         (7,670,950)     (2,932,136)      2,310,938
                                                                     --------------------------------------------

Net increase (decrease) in net assets                                  (4,836,049)     (3,584,015)      3,043,538
                                                                     --------------------------------------------

Net assets, at beginning of period                                     37,381,794      24,059,710      19,734,308
                                                                     --------------------------------------------

Net assets, at end of period                                         $ 32,545,745    $ 20,475,695    $ 22,777,846
                                                                     ============================================

See accompanying notes.

*     For the period May 17, 1999 (commencement of operations) to December 31,
      1999.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 2000


1. Organization and Nature of Business

Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995 with the issuance of the first Touchstone Variable Annuity contract, now called the Touchstone Gold Variable Annuity. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2. Significant Accounting Policies

The Account has nineteen investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, Bankers Trust Company, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Investments are made in the sub-accounts of each Portfolio and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested. A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the variable annuity contracts.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements



3. Contract Charges and Related Party Transactions

Certain deductions for administrative and risk charges are deducted pro rata from the Accumulation Unit Values of each Sub-Account in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Gold Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit, (Option
1), 1.45% for the Annual Step Up Death Benefit, (Option 2) and 1.55% for the Accumulating Death Benefit (Option 3).

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Gold Variable Annuity, the contract maintenance charge is $35 for the first ten contract years and the lesser of (a) $35 and (b) 0.17% of the contract value after the tenth contract anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten contract years, and if the contract value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 or (b) 0.14% of the Contract Value.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals by the Company to cover expenses relating to promotion, sale and distribution of the contracts. These costs are borne directly by the Company and do not affect the Account's financial statements. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Gold Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

4. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5. Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


6. Purchases and Sales of Investments

The following table shows aggregate cost of shares of the portfolios purchased and proceeds from shares of the portfolios sold by the corresponding sub-accounts for the period (year, unless otherwise noted) ended December 31, 2000.


                                                               Purchases             Sales
                                                        ----------------------------------------


AIM Variable Insurance Funds, Inc.
    AIM V.I. Growth Fund                                     $ 13,018,604         $ 4,309,098
    AIM V.I. Government Securities Fund                         1,120,146             394,801

The Alger American Fund
    Alger American Small Capitalization Portfolio              10,212,048           1,569,649
    Alger American Growth Portfolio                            14,447,061           5,094,360

Bankers Trust Company
    Deutsche VIT Equity 500 Index Fund*                         1,942,198             136,117

MFS Variable Insurance Trust
    MFS VIT Emerging Growth Series                             11,872,683           2,747,105
    MFS VIT Growth with Income Series                           4,662,826           1,585,735

PIMCO Variable Insurance Trust
    PIMCO Long-Term U.S. Government Bond Portfolio              3,300,107             622,379

Touchstone Variable Series Trust
   Touchstone Small Cap Value Fund                              1,555,478             170,280
   Touchstone Emerging Growth Fund                              8,683,454           7,287,275
   Touchstone International Equity Fund                         8,862,076           3,344,976
   Touchstone Income Opportunity Fund                           2,928,225           7,338,716
   Touchstone High Yield Bond Fund                              1,620,930             509,250
   Touchstone Value Plus Fund                                   2,179,384           2,289,292
   Touchstone Growth & Income Fund                              3,176,711          14,511,711
   Touchstone Enhanced 30 Fund                                  1,352,301           1,842,764
   Touchstone Balanced Fund                                     3,285,313           7,711,560
   Touchstone Bond Fund                                         2,257,273           5,810,977
   Touchstone Standby Income Fund                              11,163,013          18,345,656
                                                      ----------------------------------------

           Total                                            $ 107,639,831        $ 85,621,701
                                                      ========================================


* For the period May 3, 2000 (commencement of operations) to December 31, 2000.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

7. Unit Values

The following table shows a summary of units outstanding for variable annuity contracts for the period January 1, 2000 to December 31, 2000. Nineteen unit values are calculated for the Touchstone Gold Variable Annuity. Nineteen unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.


Touchstone Gold Variable Annuity

                                                                          Transfers
                                      Beginning     Units        Units   between Sub-   Ending       Unit            Net
                                       Units     Purchased      Redeemed   accounts     Units       Value           Value
                                     ----------------------------------------------------------------------------------------


AIM V.I. Growth                       1,200,117     278,036     (180,311)    514,331   1,812,173    9.718353    $ 17,611,336
AIM V.I. Government Securities           51,404      45,633      (30,254)     44,416     111,199   10.788341       1,199,649

Alger American Small Capitalization     150,574     127,911      (38,233)    332,735     572,987    9.802330       5,616,603
Alger American Growth                 1,426,332     249,639     (258,137)    501,011   1,918,845   10.133785      19,445,161

Deutsche VIT Equity 500 Index *               -      50,427       (4,948)    128,133     173,612    9.303488       1,615,202

MFS VIT Emerging Growth                 424,862     222,833     (109,153)    378,575     917,117   13.016406      11,937,572
MFS VIT Growth with Income              842,535     150,722     (115,316)    241,545   1,119,486   10.146955      11,359,376

PIMCO Long-Term U.S. Government Bond    234,504      47,534      (36,984)    224,667     469,721   11.533723       5,417,636

Touchstone Small Cap Value               19,113      20,600       (3,652)     60,673      96,734    9.097565         880,039
Touchstone Emerging Growth            1,194,568      57,670     (157,595)    (67,364)  1,027,279   31.905234      32,775,591
Touchstone International Equity       1,273,417     100,557     (200,946)     85,498   1,258,526   17.866975      22,486,051
Touchstone Income Opportunity         1,405,602      43,096     (225,439)   (204,519)  1,018,740   14.891796      15,170,861
Touchstone High Yield Bond              108,456      44,308      (31,835)     80,635     201,564    9.002382       1,814,559
Touchstone Value Plus                   503,145      44,207      (58,159)    (33,932)    455,261   11.632177       5,295,680
Touchstone Growth & Income            2,362,289      52,391     (391,968)   (368,056)  1,654,656   19.874253      32,885,050
Touchstone Enhanced 30                  263,644      48,119      (20,093)    (70,647)    221,023   10.197589       2,253,900
Touchstone Balanced                   1,713,391      47,929     (232,076)   (152,694)  1,376,550   20.185864      27,786,849
Touchstone Bond                       1,527,257      47,264     (245,371)   (131,289)  1,197,861   13.602365      16,293,736
Touchstone Standby Income             1,832,005      92,231     (317,592)   (432,076)  1,174,568   12.608714      14,809,798
                                                                                                             ----------------
     Total - Touchstone Gold Variable Annuity                                                                  $ 246,654,649
                                                                                                             ================



*Calculation of the Deutsche VIT Equity 500 Index unit value began May 3, 2000 when this sub-account commenced operations.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


7.   Unit Values (continued)


                                                                            Transfers
                                         Beginning     Units        Units   between Sub-   Ending       Unit            Net
                                          Units     Purchased      Redeemed   accounts     Units       Value           Value
                                      ----------------------------------------------------------------------------------------


AIM V.I. Growth                            25,247      10,051   (13,724)      10,404       31,978    9.718353       $ 310,778
AIM V.I. Government Securities             10,015         348       (44)       4,710       15,029   10.788341         162,140

Alger American Small Capitalization         7,894       2,563      (150)      11,813       22,120    9.802330         216,825
Alger American Growth                      19,756      12,778    (6,966)      10,030       35,598   10.133785         360,745

Deutsche VIT Equity 500 Index *                 -         158         -        1,978        2,136    9.303488          19,864

MFS VIT Emerging Growth                    16,112       8,298    (6,745)       8,778       26,443   13.016406         344,195
MFS VIT Growth with Income                  9,476       3,901      (362)       9,975       22,990   10.146955         233,279

PIMCO Long-Term U.S. Government  Bond      10,139       1,220       (90)        (608)      10,661   11.533723         122,957

Touchstone Small Cap Value                    127       3,437       (61)       1,549        5,052    9.097565          45,962
Touchstone Emerging Growth                 15,131       7,696    (4,332)         712       19,207   18.180877         349,207
Touchstone International Equity            12,759      12,007      (802)       7,129       31,093   11.684406         363,299
Touchstone Income Opportunity              19,373       1,330    (1,985)     (10,052)       8,666    8.362419          72,469
Touchstone High Yield Bond                     18       2,307      (739)       6,524        8,110    9.002382          73,009
Touchstone Value Plus                       2,173       4,103       (70)       1,014        7,220   11.632177          83,987
Touchstone Growth & Income                 24,655       3,635    (3,020)      (4,970)      20,300   11.130605         225,948
Touchstone Enhanced 30                        571       1,756       (62)       1,143        3,408   10.197589          34,752
Touchstone Balanced                        25,302       7,713    (1,636)      (3,262)      28,117   12.133367         341,154
Touchstone Bond                            18,322       1,914      (739)      (3,429)      16,068   11.058876         177,690
Touchstone Standby Income                  11,207       6,616      (374)      (7,676)       9,773   11.245983         109,903
                                                                                                              ----------------
     Total - Touchstone Select Variable Annuity - Death Benefit Option 1                                          $ 3,648,163
                                                                                                              ================



*Calculation of the Deutsche VIT Equity 500 Index unit value began May 3, 2000 when this sub-account commenced operations.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


7. Unit Values (continued)



Touchstone Select Variable Annuity - Death Benefit Option 2


                                                                             Transfers
                                        Beginning     Units         Units   between Sub-   Ending       Unit        Net
                                          Units     Purchased      Redeemed   accounts     Units       Value        Value
                                       ------------------------------------------------------------------------------------

AIM V.I. Growth                           68,418       10,067      (3,302)     16,860       92,043   9.702867    $ 893,081
AIM V.I. Government Securities             1,567        2,999         (24)        735        5,277  10.771159       56,842

Alger American Small Capitalization        7,751          875        (527)      7,923       16,022   9.786706      156,803
Alger American Growth                     97,614        9,401      (4,360)      9,479      112,134  10.117632    1,134,528

Deutsche VIT Equity 500 Index *                -           29           -         594          623   9.297478        5,782

MFS VIT Emerging Growth                   45,851        6,544      (2,148)      7,139       57,386  12.995676      745,769
MFS VIT Growth with Income                32,605        2,709      (2,448)      9,169       42,035  10.130766      425,847

PIMCO Long-Term U.S. Government  Bond      5,986           30        (659)      1,651        7,008  11.515339       80,698

Touchstone Small Cap Value                     3          646          (2)      1,656        2,303   9.083069       20,917
Touchstone Emerging Growth                70,531        3,150      (1,377)       (655)      71,649  18.130187    1,299,014
Touchstone International Equity           55,022        6,192      (1,708)      8,068       67,574  11.651842      787,362
Touchstone Income Opportunity             54,310        2,902      (3,364)    (12,382)      41,466   8.339078      345,784
Touchstone High Yield Bond                 6,050          628        (473)      5,657       11,862   8.988043      106,616
Touchstone Value Plus                     30,313          232        (708)      2,991       32,828  11.601727      380,861
Touchstone Growth & Income                92,281        1,268     (11,115)    (21,971)      60,463  11.100072      671,139
Touchstone Enhanced 30                     3,026           58        (371)        130        2,843  10.181352       28,950
Touchstone Balanced                       59,641          871      (8,522)    (15,801)      36,189  12.099532      437,867
Touchstone Bond                           59,319        3,186      (2,647)     (4,151)      55,707  11.028668      614,379
Touchstone Standby Income                 38,751        1,458      (1,454)     (2,489)      36,266  11.214607      406,708
                                                                                                              -------------
     Total - Touchstone Select Variable Annuity - Death Benefit Option 2                                       $ 8,598,947
                                                                                                              =============


*Calculation of the Deutsche VIT Equity 500 Index unit value began May 3, 2000 when this sub-account commenced operations.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements



7.   Unit Values (continued)


Touchstone Select Variable Annuity - Death Benefit Option 3


                                                                            Transfers
                                       Beginning     Units         Units   between Sub-   Ending       Unit        Net
                                         Units     Purchased      Redeemed   accounts     Units       Value        Value
                                      ------------------------------------------------------------------------------------


AIM V.I. Growth                        13,759      1,705      (3,343)      5,874      17,995     9.687364      $ 174,328
AIM V.I. Government Securities          7,763         (1)     (2,229)        403       5,936    10.753949         63,834

Alger American Small Capitalization     8,723         63      (1,301)      1,987       9,472     9.771046         92,547
Alger American Growth                  20,120      1,613      (2,950)      3,916      22,699    10.101472        229,292

Deutsche VIT Equity 500 Index *             -          3           -           -           3     9.291458             28

MFS VIT Emerging Growth                11,627        494      (2,274)      2,147      11,994    12.974913        155,625
MFS VIT Growth with Income              9,271      1,487      (3,943)      5,834      12,649    10.114600        127,944

PIMCO Long-Term U.S. Government  Bond   8,432          9      (5,840)      2,992       5,593    11.496966         64,306

Touchstone Small Cap Value              3,575         68      (1,028)        (71)      2,544     9.068549         23,069
Touchstone Emerging Growth             19,792        131      (1,391)      1,862      20,394    18.079569        368,721
Touchstone International Equity        37,887        269      (4,489)      1,553      35,220    11.619297        409,227
Touchstone Income Opportunity          37,140         49      (2,912)     (1,746)     32,531     8.315774        270,522
Touchstone High Yield Bond              7,924        204      (2,334)         37       5,831     8.973674         52,329
Touchstone Value Plus                  10,593          -      (3,083)     (1,507)      6,003    11.571301         69,460
Touchstone Growth & Income             48,892         77      (8,586)     (4,741)     35,642    11.067215        394,459
Touchstone Enhanced 30                  6,298          -      (3,639)        562       3,221    10.165093         32,744
Touchstone Balanced                    48,143        360      (8,344)      1,879      42,038    12.065743        507,215
Touchstone Bond                        39,216          -      (4,000)       (147)     35,069    10.996465        385,637
Touchstone Standby Income              20,176         53        (101)       (714)     19,414    11.183287        217,109
                                                                                                          ---------------
     Total - Touchstone Select Variable Annuity - Death Benefit Option 3                   -                 $ 3,638,396
                                                                                                          ===============



*Calculation of the Deutsche VIT Equity 500 Index unit value began May 3, 2000 when this sub-account commenced operations.

          Western-Southern Life Assurance Company Separate Account 1 -
                          Touchstone Variable Annuity

           Supplementary Information-Selected Per Unit Data and Ratios

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                                                              Alger
                                                             AIM V.I.       American         Alger      Deutsche VIT
                                               AIM V.I.     Government        Small        American      Equity 500
                                               Growth       Securities    Capitalization    Growth         Index
                                             Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account*
                                             -----------------------------------------------------------------------
Per unit data
     Investment income                       $ 0.329514     $ 0.500002     $ 4.645164     $ 1.574423     $ 0.005403
     Expenses                                  0.165652       0.136384       0.169093       0.159324       0.088458
                                             -----------------------------------------------------------------------

     Net investment income (loss)              0.163862       0.363618       4.476071       1.415099      (0.083055)
     Net realized and
         unrealized gain (loss)
         on investments                       (2.832339)      0.496634      (8.319075)     (3.331722)     (0.613457)
                                             -----------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                   (2.668477)      0.860252      (3.843004)     (1.916623)     (0.696512)
       Beginning of period                    12.386830       9.928089      13.645334      12.050408      10.000000
                                             -----------------------------------------------------------------------
       End of period                         $ 9.718353     $10.788341     $ 9.802330     $10.133785     $ 9.303488
                                             =======================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                            1.61%          1.49%         1.99%          1.58%          1.51%

     Ratio of net investment
         income (loss) to
         average net assets (%)                    2.17%          4.73%        56.21%         14.07%         -1.20%

                                                                          PIMCO Long-
                                             MFS VIT         MFS VIT       Term U.S.   Touchstone     Touchstone
                                             Emerging      Growth with    Government    Small Cap      Emerging
                                              Growth          Income         Bond         Value         Growth
                                            Sub-Account    Sub-Account    Sub-Account  Sub-Account    Sub-Account
                                            ---------------------------------------------------------------------
Per unit data
     Investment income                      $ 0.865390     $ 0.129827     $ 0.596706    $ 3.489960     $ 5.979439
     Expenses                                 0.209580       0.136046       0.139240      0.155133       0.390122
                                            ---------------------------------------------------------------------

     Net investment income (loss)             0.655810      (0.006219)      0.457466      3.334827       5.589317
     Net realized and
         unrealized gain (loss)
         on investments                      (4.047739)     (0.145158)      1.434419     (5.722262)      1.370865
                                            ---------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                  (3.391929)     (0.151377)      1.891885     (2.387435)      6.960182
       Beginning of period                   16.408335      10.298332       9.641838     11.485000      24.945052
                                            ---------------------------------------------------------------------
       End of period                        $13.016406     $10.146955     $11.533723    $ 9.097565     $31.905234
                                            =====================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                          1.71%          1.41%          1.14%         1.73%          1.35%

     Ratio of net investment
         income (loss) to
         average net assets (%)                  5.15%         -0.11%          3.75%        59.24%         18.32%

* Calculation of the Deutsche VIT Equity 500 Index Unit Values began May 3, 2000, when this sub-account commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                          Touchstone Variable Annuity

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                             Touchstone      Touchstone       Touchstone                       Touchstone
                                           International       Income         High Yield      Touchstone        Growth &
                                              Equity        Opportunity          Bond         Value Plus         Income
                                            Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                            -------------------------------------------------------------------------------
Per unit data
     Investment income                      $ 4.306988       $ 1.849601       $ 0.863374       $ 0.911457       $ 1.243345
     Expenses                                 0.268023         0.201592         0.120116         0.149852         0.240274
                                            -------------------------------------------------------------------------------
     Net investment income (loss)             4.038965         1.648009         0.743258         0.761605         1.003071
     Net realized and
         unrealized gain (loss)
         on investments                      (8.507774)       (2.011527)       (0.926989)       (0.614103)        0.913615
                                            -------------------------------------------------------------------------------
     Net increase (decrease)
         in net asset value                  (4.468809)       (0.363518)       (0.183731)        0.147502         1.916686
       Beginning of period                   22.335784        15.255314         9.186113        11.484675        17.957567
                                            -------------------------------------------------------------------------------
       End of period                        $17.866975       $14.891796       $ 9.002382       $11.632177       $19.874253
                                            ===============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                           1.34%            1.32%            1.44%            1.29%            1.21%

     Ratio of net investment
         income (loss) to
         average net assets (%)                  20.16%            9.00%           11.00%            6.22%            4.24%

                                                 Touchstone       Touchstone      Touchstone       Touchstone
                                                 Enhanced 30       Balanced          Bond        Standby Income
                                                 Sub-Account      Sub-Account     Sub-Account      Sub-Account
                                               ----------------------------------------------------------------
Per unit data
     Investment income                            $ 0.058075       $ 1.694017      $ 0.808610      $ 0.773626
     Expenses                                       0.137363         0.248649        0.172583        0.164046
                                               ----------------------------------------------------------------
     Net investment income (loss)                  (0.079288)        1.445368        0.636027        0.609580
     Net realized and
         unrealized gain (loss)
         on investments                            (0.372140)        0.591141        0.343078       (0.024446)
                                               ----------------------------------------------------------------
     Net increase (decrease)
         in net asset value                        (0.451428)        2.036509        0.979105        0.585134
       Beginning of period                         10.649017        18.149355       12.623260       12.023580
                                               ----------------------------------------------------------------
       End of period                              $10.197589       $20.185864      $13.602365      $12.608714
                                               ================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                                 1.06%            1.27%           1.30%           1.35%

     Ratio of net investment
         income (loss) to
         average net assets (%)                        -0.51%            6.62%           4.17%           4.94%

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 1

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                                                               Alger
                                                              AIM V.I.       American          Alger         Deutsche VIT
                                              AIM V.I.       Government        Small          American        Equity 500
                                               Growth        Securities    Capitalization      Growth            Index
                                            Sub-Account      Sub-Account     Sub-Account     Sub-Account      Sub-Account*
                                            -----------------------------------------------------------------------------
Per unit data
     Investment income                      $ 0.329514       $ 0.500002      $ 4.645164       $ 1.574423       $ 0.005403
     Expenses                                 0.165652         0.136384        0.169093         0.159324         0.088458
                                            -----------------------------------------------------------------------------
     Net investment income (loss)             0.163862         0.363618        4.476071         1.415099        (0.083055)
     Net realized and
         unrealized gain (loss)
         on investments                      (2.832339)        0.496634       (8.319075)       (3.331722)       (0.613457)
                                            -----------------------------------------------------------------------------
     Net increase (decrease)
         in net asset value                  (2.668477)        0.860252       (3.843004)       (1.916623)       (0.696512)
       Beginning of period                   12.386830         9.928089       13.645334        12.050408        10.000000
                                            -----------------------------------------------------------------------------
       End of period                        $ 9.718353       $10.788341      $ 9.802330       $10.133785       $ 9.303488
                                            =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                           1.61%            1.49%           1.99%            1.58%            1.51%

     Ratio of investment
         income-net to
         average net assets (%)                   2.17%            4.73%          56.21%           14.07%           -1.20%

                                                                                PIMCO Long-
                                                MFS VIT          MFS VIT         Term U.S.       Touchstone       Touchstone
                                               Emerging        Growth with      Government        Small Cap        Emerging
                                                Growth           Income            Bond             Value           Growth
                                              Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                              ------------------------------------------------------------------------------
Per unit data
     Investment income                         $ 0.865390       $ 0.129827       $ 0.596706      $ 3.489960       $ 3.407323
     Expenses                                    0.209580         0.136046         0.139240        0.155133         0.222307
                                               -----------------------------------------------------------------------------
     Net investment income (loss)                0.655810        (0.006219)        0.457466        3.334827         3.185016
     Net realized and
         unrealized gain (loss)
         on investments                         (4.047739)       (0.145158)        1.434419       (5.722262)        0.781167
                                               -----------------------------------------------------------------------------
     Net increase (decrease)
         in net asset value                     (3.391929)       (0.151377)        1.891885       (2.387435)        3.966183
       Beginning of period                      16.408335        10.298332         9.641838       11.485000        14.214694
                                               -----------------------------------------------------------------------------
       End of period                           $13.016406       $10.146955       $11.533723      $ 9.097565       $18.180877
                                               =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                              1.71%            1.41%            1.14%           1.73%            1.35%

     Ratio of investment
         income-net to
         average net assets (%)                      5.15%           -0.11%            3.75%          59.24%           18.32%

* Calculation of the Deutsche VIT Equity 500 Index Unit Values began May 3, 2000, when this sub-account commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 1

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                           Touchstone      Touchstone       Touchstone                        Touchstone
                                          International      Income         High Yield       Touchstone        Growth &
                                             Equity        Opportunity         Bond          Value Plus         Income
                                           Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                          -------------------------------------------------------------------------------
Per unit data
     Investment income                     $ 2.816627       $ 1.038635       $ 0.863374       $ 0.911457       $ 0.696337
     Expenses                                0.175278         0.113203         0.120116         0.149852         0.134566
                                           ------------------------------------------------------------------------------

     Net investment income (loss)            2.641349         0.925432         0.743258         0.761605         0.561771
     Net realized and
         unrealized gain (loss)
         on investments                     (5.563803)       (1.129559)       (0.926989)       (0.614103)        0.511667
                                           ------------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                 (2.922454)       (0.204127)       (0.183731)        0.147502         1.073438
       Beginning of period                  14.606860         8.566546         9.186113        11.484675        10.057167
                                           ------------------------------------------------------------------------------
       End of period                       $11.684406       $ 8.362419       $ 9.002382       $11.632177       $11.130605
                                           ==============================================================================


Ratios
     Ratio of operating
         expense to average
         net assets (%)                          1.34%            1.32%            1.44%            1.29%            1.21%

     Ratio of investment
         income-net to
         average net assets (%)                 20.16%            9.00%           11.00%            6.22%            4.24%

                                                                                              Touchstone
                                             Touchstone      Touchstone      Touchstone         Standby
                                             Enhanced 30      Balanced          Bond            Income
                                             Sub-Account     Sub-Account     Sub-Account      Sub-Account
                                             -----------------------------------------------------------
Per unit data
     Investment income                       $ 0.058075       $ 1.018244      $ 0.657409      $ 0.690014
     Expenses                                  0.137363         0.149458        0.140312        0.146316

     Net investment income (loss)             (0.079288)        0.868786        0.517097        0.543698
     Net realized and
         unrealized gain (loss)
         on investments                       (0.372140)        0.355321        0.278926       (0.021810)
                                             -----------------------------------------------------------

     Net increase (decrease)
         in net asset value                   (0.451428)        1.224107        0.796023        0.521888
       Beginning of period                    10.649017        10.909260       10.262853       10.724095
                                             -----------------------------------------------------------
       End of period                         $10.197589       $12.133367      $11.058876      $11.245983
                                             ===========================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                            1.06%            1.27%           1.30%           1.35%

     Ratio of investment
         income-net to
         average net assets (%)                   -0.51%            6.62%           4.17%           4.94%

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 2

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                                                             Alger
                                                           AIM V.I.        American           Alger         Deutsche VIT
                                           AIM V.I.       Government         Small          American         Equity 500
                                            Growth        Securities    Capitalization        Growth           Index
                                          Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account*
                                          -----------------------------------------------------------------------------
Per unit data
     Investment income                    $ 0.329004       $ 0.499229      $ 4.640505       $ 1.572843       $ 0.005400
     Expenses                               0.177621         0.146234        0.181313         0.170835         0.094922
                                          -----------------------------------------------------------------------------
     Net investment income (loss)           0.151383         0.352995        4.459192         1.402008        (0.089522)
     Net realized and
         unrealized gain (loss)
         on investments                    (2.827731)        0.496181       (8.309436)       (3.327366)       (0.613000)
                                          -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                (2.676348)        0.849176       (3.850244)       (1.925358)       (0.702522)
       Beginning of period                 12.379215         9.921983       13.636950        12.042990        10.000000
                                          -----------------------------------------------------------------------------
       End of period                      $ 9.702867       $10.771159      $ 9.786706       $10.117632       $ 9.297478
                                          =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                         1.61%            1.49%           1.99%            1.58%            1.51%

     Ratio of investment
         income-net to
         average net assets (%)                 2.17%            4.73%          56.21%           14.07%           -1.20%

                                                                            PIMCO Long-
                                           MFS VIT           MFS VIT          Term U.S.    Touchstone        Touchstone
                                          Emerging           Growth          Government     Small Cap         Emerging
                                           Growth          with Income          Bond          Value            Growth
                                         Sub-Account       Sub-Account      Sub-Account    Sub-Account       Sub-Account
                                          -----------------------------------------------------------------------------
Per unit data
     Investment income                    $ 0.864586       $ 0.129706       $ 0.596043      $ 3.484427       $ 3.397850
     Expenses                               0.224723         0.145873         0.149297        0.166343         0.238076
                                          -----------------------------------------------------------------------------

     Net investment income (loss)           0.639863        (0.016167)        0.446746        3.318084         3.159774
     Net realized and
         unrealized gain (loss)
         on investments                    (4.042452)       (0.145051)        1.432686       (5.712956)        0.781472
                                          -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                (3.402589)       (0.161218)        1.879432       (2.394872)        3.941246
       Beginning of period                 16.398265        10.291984         9.635907       11.477941        14.188941
                                          -----------------------------------------------------------------------------
       End of period                      $12.995676       $10.130766       $11.515339      $ 9.083069       $18.130187
                                          =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                         1.71%            1.41%            1.14%           1.73%            1.35%

     Ratio of investment
         income-net to
         average net assets (%)                 5.15%           -0.11%            3.75%          59.24%           18.32%

* Calculation of the Deutsche VIT Equity 500 Index Unit Values began May 3, 2000, when this sub-account commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 2

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                         Touchstone       Touchstone      Touchstone                        Touchstone
                                        International       Income        High Yield       Touchstone        Growth &
                                           Equity        Opportunity         Bond          Value Plus         Income
                                         Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 2.808799       $ 1.035744      $ 0.862006       $ 0.909078       $ 0.694433
     Expenses                              0.187718         0.121235        0.128793         0.160511         0.144118
                                         -----------------------------------------------------------------------------

     Net investment income (loss)          2.621081         0.914509        0.733213         0.748567         0.550315
     Net realized and
         unrealized gain (loss)
         on investments                   (5.549674)       (1.126438)      (0.925632)       (0.612660)        0.510374
                                         -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value               (2.928593)       (0.211929)      (0.192419)        0.135907         1.060689
       Beginning of period                14.580435         8.551007        9.180462        11.465820        10.039383
                                         -----------------------------------------------------------------------------
       End of period                     $11.651842       $ 8.339078      $ 8.988043       $11.601727       $11.100072
                                         =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                        1.34%            1.32%           1.44%            1.29%            1.21%

     Ratio of investment
         income-net to
         average net assets (%)               20.16%            9.00%          11.00%            6.22%            4.24%

                                                                                              Touchstone
                                             Touchstone       Touchstone      Touchstone       Standby
                                             Enhanced 30       Balanced          Bond          Income
                                             Sub-Account      Sub-Account     Sub-Account    Sub-Account
                                             -----------------------------------------------------------
Per unit data
     Investment income                       $ 0.057983       $ 1.015412      $ 0.655618      $ 0.688419
     Expenses                                  0.147285         0.160061        0.150275        0.156697
                                             -----------------------------------------------------------

     Net investment income (loss)             (0.089302)        0.855351        0.505343        0.531722
     Net realized and
         unrealized gain (loss)
         on investments                       (0.371810)        0.354701        0.278480       (0.021767)
                                             -----------------------------------------------------------

     Net increase (decrease)
         in net asset value                   (0.461112)        1.210052        0.783823        0.509955
       Beginning of period                    10.642464        10.889480       10.244845       10.704652
                                             -----------------------------------------------------------
       End of period                         $10.181352       $12.099532      $11.028668      $11.214607
                                             ===========================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                            1.06%            1.27%           1.30%           1.35%

     Ratio of investment
         income-net to
         average net assets (%)                   -0.51%            6.62%           4.17%           4.94%

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 3

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                                                             Alger
                                                           AIM V.I.        American          Alger       Deutsche VIT
                                           AIM V.I.       Government         Small         American        Equity 500
                                            Growth        Securities    Capitalization      Growth           Index
                                          Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account*
                                          ---------------------------------------------------------------------------
Per unit data
     Investment income                    $ 0.328493      $ 0.498454      $ 4.635840      $ 1.571264      $ 0.005397
     Expenses                               0.189608        0.156100        0.193553        0.182363        0.101406
                                          ---------------------------------------------------------------------------

     Net investment income (loss)           0.138885        0.342354        4.442287        1.388901       (0.096009)
     Net realized and
         unrealized gain (loss)
         on investments                    (2.823124)       0.495719       (8.299804)      (3.323011)      (0.612533)
                                          ---------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                (2.684239)       0.838073       (3.857517)      (1.934110)      (0.708542)
       Beginning of period                 12.371603        9.915876       13.628563       12.035582       10.000000
                                          ---------------------------------------------------------------------------
       End of period                      $ 9.687364      $10.753949      $ 9.771046      $10.101472      $ 9.291458
                                          ===========================================================================


Ratios
     Ratio of operating
         expense to average
         net assets (%)                         1.61%           1.49%           1.99%           1.58%           1.51%

     Ratio of investment
         income-net to
         average net assets (%)                 2.17%           4.73%          56.21%          14.07%          -1.20%

                                                                               PIMCO Long-
                                                MFS VIT          MFS VIT        Term U.S.       Touchstone      Touchstone
                                               Emerging        Growth with     Government       Small Cap        Emerging
                                                Growth            Income          Bond             Value          Growth
                                              Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
                                              -----------------------------------------------------------------------------
Per unit data
     Investment income                        $ 0.863782       $ 0.129585       $ 0.595380      $ 3.478884       $ 3.388391
     Expenses                                   0.239890         0.155714         0.159368        0.177570         0.253831
                                              -----------------------------------------------------------------------------

     Net investment income (loss)               0.623892        (0.026129)        0.436012        3.301314         3.134560
     Net realized and
         unrealized gain (loss)
         on investments                        (4.037170)       (0.144918)        1.430973       (5.703646)        0.781766
                                              -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                    (3.413278)       (0.171047)        1.866985       (2.402332)        3.916326
       Beginning of period                     16.388191        10.285647         9.629981       11.470881        14.163243
                                              -----------------------------------------------------------------------------
       End of period                          $12.974913       $10.114600       $11.496966      $ 9.068549       $18.079569
                                              =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                             1.71%            1.41%            1.14%           1.73%            1.35%

     Ratio of investment
         income-net to
         average net assets (%)                     5.15%           -0.11%            3.75%          59.24%           18.32%

* Calculation of the Deutsche VIT Equity 500 Index Unit Values began May 3, 2000, when this sub-account commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 3

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                          Touchstone      Touchstone     Touchstone                        Touchstone
                                        International       Income       High Yield       Touchstone        Growth &
                                            Equity       Opportunity        Bond          Value Plus         Income
                                         Sub-Account     Sub-Account     Sub-Account      Sub-Account      Sub-Account
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 2.800976       $ 1.032858      $ 0.860635       $ 0.906702       $ 0.692383
     Expenses                              0.200147         0.129259        0.137482         0.171164         0.153630
                                         -----------------------------------------------------------------------------

     Net investment income (loss)          2.600829         0.903599        0.723153         0.735538         0.538753
     Net realized and
         unrealized gain (loss)
         on investments                   (5.535557)       (1.123330)      (0.924280)       (0.611223)        0.508952
                                         -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value               (2.934728)       (0.219731)      (0.201127)        0.124315         1.047705
       Beginning of period                14.554025         8.535505        9.174801        11.446986        10.019510
                                         -----------------------------------------------------------------------------
       End of period                     $11.619297       $ 8.315774      $ 8.973674       $11.571301       $11.067215
                                         =============================================================================


Ratios
     Ratio of operating
         expense to average
         net assets (%)                        1.34%            1.32%           1.44%            1.29%            1.21%

     Ratio of investment
         income-net to
         average net assets (%)               20.16%            9.00%          11.00%            6.22%            4.24%

                                                                                             Touchstone
                                            Touchstone       Touchstone     Touchstone         Standby
                                            Enhanced 30       Balanced         Bond            Income
                                            Sub-Account      Sub-Account    Sub-Account      Sub-Account
                                            -----------------------------------------------------------
Per unit data
     Investment income                      $ 0.057890       $ 1.012585      $ 0.653709      $ 0.686827
     Expenses                                 0.157223         0.170654        0.160201        0.167068
                                            -----------------------------------------------------------

     Net investment income (loss)            (0.099333)        0.841931        0.493508        0.519759
     Net realized and
         unrealized gain (loss)
         on investments                      (0.371484)        0.354059        0.277994       (0.021727)
                                            -----------------------------------------------------------

     Net increase (decrease)
         in net asset value                  (0.470817)        1.195990        0.771502        0.498032
       Beginning of period                   10.635910        10.869753       10.224963       10.685255
                                            -----------------------------------------------------------
       End of period                        $10.165093       $12.065743      $10.996465      $11.183287
                                            ===========================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                           1.06%            1.27%           1.30%           1.35%

     Ratio of investment
         income-net to
         average net assets (%)                 -0.51%             6.62%           4.17%           4.94%

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

          Western-Southern Life Assurance Company Separate Account 1 -
                          Touchstone Variable Annuity

           Supplementary Information-Selected Per Unit Data and Ratios

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                                                            Alger
                                                           AIM V.I.        American           Alger           MFS VIT
                                           AIM V.I.       Government         Small           American         Emerging
                                            Growth        Securities    Capitalization        Growth           Growth
                                         Sub-Account*    Sub-Account*     Sub-Account*     Sub-Account*     Sub-Account*
                                         -------------------------------------------------------------------------------
Per unit data
     Investment income                    $ 0.439650      $ 0.364418       $       --       $       --       $       --
     Expenses                               0.087924        0.083236         0.090549         0.087435         0.094146
                                          ------------------------------------------------------------------------------
     Net investment income (loss)           0.351726        0.281182        (0.090549)       (0.087435)       (0.094146)
     Net realized and
         unrealized gain (loss)
         on investments                     2.035104       (0.353093)        3.735883         2.137843         6.502481
                                          ------------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                 2.386830       (0.071911)        3.645334         2.050408         6.408335
       Beginning of period                 10.000000       10.000000        10.000000        10.000000        10.000000
                                          ------------------------------------------------------------------------------
       End of period                      $12.386830      $ 9.928089       $13.645334       $12.050408       $16.408335
                                          ==============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                         0.88%           1.30%            0.67%            0.99%            0.65%

     Ratio of net investment
         income (loss) to
         average net assets (%)                 5.85%           6.05%           -0.16%           -0.82%           -0.08%

                                                          PIMCO Long-
                                           MFS VIT         Term U.S.       Touchstone        Touchstone
                                         Growth with       Government       Small Cap         Emerging
                                            Income            Bond            Value            Growth
                                         Sub-Account*     Sub-Account*     Sub-Account*      Sub-Account
                                         --------------------------------------------------------------
Per unit data
     Investment income                    $       --       $ 0.342537       $       --       $ 3.528588
     Expenses                               0.082868         0.082489         0.086301         0.255612
                                         --------------------------------------------------------------
     Net investment income (loss)          (0.082868)        0.260048        (0.086301)        3.272976
     Net realized and
         unrealized gain (loss)
         on investments                     0.381200        (0.618210)        1.571301         4.444615
                                         --------------------------------------------------------------

     Net increase (decrease)
         in net asset value                 0.298332        (0.358162)        1.485000         7.717591
       Beginning of period                 10.000000        10.000000        10.000000        17.227461
                                         --------------------------------------------------------------
       End of period                      $10.298332       $ 9.641838       $11.485000       $24.945052
                                         ==============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                         1.01%            1.03%            0.82%            1.24%

     Ratio of net investment
         income (loss) to
         average net assets (%)               -0.96%             3.33%          -1.33%            14.00%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

          Western-Southern Life Assurance Company Separate Account 1 -
                          Touchstone Variable Annuity

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                          Touchstone      Touchstone      Touchstone                        Touchstone
                                        International       Income        High Yield      Touchstone        Growth &
                                            Equity       Opportunity         Bond         Value Plus         Income
                                         Sub-Account     Sub-Account     Sub-Account*     Sub-Account      Sub-Account
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 1.735354      $ 2.120979       $       --       $ 0.474317      $       --
     Expenses                              0.232633        0.201849         0.079325         0.143693        0.246179
                                         -----------------------------------------------------------------------------

     Net investment income (loss)          1.502721        1.919130        (0.079325)        0.330624       (0.246179)
     Net realized and
         unrealized gain (loss)
         on investments                    4.246277       (1.712742)       (0.734561)        1.034128        0.445591
                                         -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                5.748998        0.206388        (0.813887)        1.364752        0.199412
       Beginning of period                16.586786       15.048926        10.000000        10.119923       17.758155
                                         -----------------------------------------------------------------------------
       End of period                     $22.335784      $15.255314       $ 9.186113       $11.484675      $17.957567
                                         =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                        1.26%           1.39%            1.17%            1.97%           1.45%

     Ratio of net investment
         income (loss) to
         average net assets (%)                7.11%          10.86%           10.70%            4.14%          -1.46%

                                                                                              Touchstone
                                             Touchstone       Touchstone     Touchstone         Standby
                                             Enhanced 30       Balanced         Bond            Income
                                             Sub-Account*     Sub-Account    Sub-Account      Sub-Account
                                             -------------------------------------------------------------
Per unit data
     Investment income                       $ 0.049339       $ 1.759141       $ 0.114428       $ 0.666818
     Expenses                                  0.084761         0.233152         0.171100         0.158436
                                             -------------------------------------------------------------

     Net investment income (loss)             (0.035422)        1.525989        (0.056672)        0.508382
     Net realized and
         unrealized gain (loss)
         on investments                        0.684439        (0.157046)       (0.280090)       (0.106290)
                                             -------------------------------------------------------------

     Net increase (decrease)
         in net asset value                    0.649017         1.368943        (0.336762)        0.402092
       Beginning of period                    10.000000        16.780412        12.960022        11.621488
                                             -------------------------------------------------------------
       End of period                         $10.649017       $18.149355       $12.623260       $12.023580
                                             =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                         0.87%            1.40%            1.44%            1.36%

     Ratio of net investment
         income (loss) to
         average net assets (%)                 0.22%            7.65%          -0.47%             4.35%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 1

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                                                            Alger
                                                           AIM V.I.        American          Alger         MFS VIT
                                           AIM V.I.       Government        Small          American        Emerging
                                            Growth        Securities    Capitalization      Growth          Growth
                                         Sub-Account*    Sub-Account*    Sub-Account*     Sub-Account*    Sub-Account*
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 0.439650      $ 0.364418       $       --       $       --       $       --
     Expenses                              0.087924        0.083236         0.090549         0.087435         0.094146
                                         -----------------------------------------------------------------------------

     Net investment income (loss)          0.351726        0.281182        (0.090549)       (0.087435)       (0.094146)
     Net realized and
         unrealized gain (loss)
         on investments                    2.035104       (0.353093)        3.735883         2.137843         6.502481
                                         -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                2.386830       (0.071911)        3.645334         2.050408         6.408335
       Beginning of period                10.000000       10.000000        10.000000        10.000000        10.000000
                                         -----------------------------------------------------------------------------
       End of period                     $12.386830      $ 9.928089       $13.645334       $12.050408       $16.408335
                                         =============================================================================


Ratios
     Ratio of operating
         expense to average
         net assets (%)                        0.88%           1.30%            0.67%            0.99%            0.65%

     Ratio of investment
         income-net to
         average net assets (%)                5.85%           6.05%           -0.16%           -0.82%           -0.08%

                                                             PIMCO Long-
                                              MFS VIT          Term U.S.       Touchstone       Touchstone
                                            Growth with       Government       Small Cap        Emerging
                                               Income            Bond            Value           Growth
                                            Sub-Account*     Sub-Account*     Sub-Account*     Sub-Account
                                            --------------------------------------------------------------
Per unit data
     Investment income                       $       --       $ 0.342537       $       --       $ 2.010731
     Expenses                                  0.082868         0.082489         0.086301         0.145658
                                             -------------------------------------------------------------

     Net investment income (loss)             (0.082868)        0.260048        (0.086301)        1.865073
     Net realized and
         unrealized gain (loss)
         on investments                        0.381200        (0.618210)        1.571301         2.532716
                                             -------------------------------------------------------------

     Net increase (decrease)
         in net asset value                    0.298332        (0.358162)        1.485000         4.397789
       Beginning of period                    10.000000        10.000000        10.000000         9.816905
                                             -------------------------------------------------------------
       End of period                         $10.298332       $ 9.641838       $11.485000       $14.214694
                                             =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                            1.01%            1.03%            0.82%            1.24%

     Ratio of investment
         income-net to
         average net assets (%)                   -0.96%            3.33%           -1.33%            14.00%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 1

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                       Touchstone       Touchstone      Touchstone                         Touchstone
                                     International        Income        High Yield        Touchstone        Growth &
                                         Equity        Opportunity         Bond           Value Plus         Income
                                       Sub-Account      Sub-Account    Sub-Account*       Sub-Account      Sub-Account
                                     ---------------------------------------------------------------------------------
Per unit data
     Investment income                 $ 1.134864       $ 1.191025      $       --        $ 0.474317        $       --
     Expenses                            0.152135         0.113347        0.079325          0.143693          0.137873
                                       -------------------------------------------------------------------------------

     Net investment income (loss)        0.982729         1.077678       (0.079325)         0.330624         (0.137873)
     Net realized and
         unrealized gain (loss)
         on investments                  2.776923        (0.961780)      (0.734562)         1.034128          0.249555
                                       -------------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value              3.759652         0.115898       (0.813887)         1.364752          0.111682
       Beginning of period              10.847208         8.450648       10.000000         10.119923          9.945485
                                       -------------------------------------------------------------------------------
       End of period                   $14.606860       $ 8.566546      $ 9.186113        $11.484675        $10.057167
                                       ===============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                      1.26%            1.39%           1.17%             1.97%             1.45%

     Ratio of investment
         income-net to
         average net assets (%)              7.11%           10.86%          10.70%             4.14%            -1.46%

                                                                                         Touchstone
                                      Touchstone        Touchstone      Touchstone         Standby
                                      Enhanced 30        Balanced          Bond            Income
                                      Sub-Account*      Sub-Account     Sub-Account      Sub-Account
                                       -------------------------------------------------------------
Per unit data
     Investment income                 $ 0.049339       $ 1.057389       $ 0.093031       $ 0.594750
     Expenses                            0.084761         0.140144         0.139106         0.141312
                                       -------------------------------------------------------------

     Net investment income (loss)       (0.035422)        0.917245        (0.046075)        0.453438
     Net realized and
         unrealized gain (loss)
         on investments                  0.684439        (0.094401)       (0.227709)       (0.094797)
                                       -------------------------------------------------------------

     Net increase (decrease)
         in net asset value              0.649017         0.822844        (0.273784)        0.358641
       Beginning of period              10.000000        10.086416        10.536637        10.365454
                                       -------------------------------------------------------------
       End of period                   $10.649017       $10.909260       $10.262853       $10.724095
                                       =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                      0.87%            1.40%            1.44%            1.36%

     Ratio of investment
         income-net to
         average net assets (%)              0.22%            7.65%          -0.47%             4.35%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 2

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                                                            Alger
                                                           AIM V.I.        American          Alger         MFS VIT
                                           AIM V.I.       Government        Small          American        Emerging
                                            Growth        Securities    Capitalization      Growth          Growth
                                         Sub-Account*    Sub-Account*    Sub-Account*     Sub-Account*    Sub-Account*
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                    $ 0.439401      $ 0.364212      $       --       $       --       $       --
     Expenses                               0.094356        0.089325        0.097172         0.093831         0.101032
                                          ----------------------------------------------------------------------------

     Net investment income (loss)           0.345045        0.274887       (0.097172)       (0.093831)       (0.101032)
     Net realized and
         unrealized gain (loss)
         on investments                     2.034170       (0.352904)       3.734122         2.136821         6.499297
                                          ----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                 2.379215       (0.078017)       3.636950         2.042990         6.398265
       Beginning of period                 10.000000       10.000000       10.000000        10.000000        10.000000
                                          ----------------------------------------------------------------------------
       End of period                      $12.379215      $ 9.921983      $13.636950       $12.042990       $16.398265
                                          ============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                         0.88%           1.30%           0.67%            0.99%            0.65%

     Ratio of investment
         income-net to
         average net assets (%)                 5.85%           6.05%          -0.16%           -0.82%           -0.08%

                                                             PIMCO Long-
                                              MFS VIT          Term U.S.       Touchstone     Touchstone
                                            Growth with       Government       Small Cap       Emerging
                                               Income            Bond            Value          Growth
                                            Sub-Account*     Sub-Account*     Sub-Account*    Sub-Account
                                            -------------------------------------------------------------
Per unit data
     Investment income                      $       --        $ 0.342431       $       --      $ 2.007110
     Expenses                                 0.088931          0.088524         0.092615        0.156152
                                            -------------------------------------------------------------

     Net investment income (loss)            (0.088931)         0.253907        (0.092615)       1.850958
     Net realized and
         unrealized gain (loss)
         on investments                       0.380915         (0.618000)        1.570556        2.529212
                                            -------------------------------------------------------------

     Net increase (decrease)
         in net asset value                   0.291984         (0.364093)        1.477941        4.380170
       Beginning of period                   10.000000         10.000000        10.000000        9.808771
                                            -------------------------------------------------------------
       End of period                        $10.291984        $ 9.635907       $11.477941      $14.188941
                                            =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                           1.01%             1.03%            0.82%           1.24%

     Ratio of investment
         income-net to
         average net assets (%)                  -0.96%              3.33%          -1.33%          14.00%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 2

     Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                          Touchstone      Touchstone     Touchstone                       Touchstone
                                        International       Income       High Yield       Touchstone       Growth &
                                            Equity       Opportunity        Bond          Value Plus        Income
                                         Sub-Account     Sub-Account     Sub-Account*     Sub-Account     Sub-Account
                                         ----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 1.132823       $ 1.189003     $       --       $ 0.473544       $       --
     Expenses                              0.163097         0.121517       0.085129         0.154075         0.147817
                                         ----------------------------------------------------------------------------

     Net investment income (loss)          0.969726         1.067486      (0.085129)        0.319469        (0.147817)
     Net realized and
         unrealized gain (loss)
         on investments                    2.772469        (0.960119)     (0.734409)        1.033095         0.249508
                                         ----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                3.742195         0.107367      (0.819538)        1.352564         0.101691
       Beginning of period                10.838240         8.443640      10.000000        10.113256         9.937692
                                         ----------------------------------------------------------------------------
       End of period                     $14.580435       $ 8.551007     $ 9.180462       $11.465820       $10.039383
                                         ============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                        1.26%            1.39%          1.17%            1.97%            1.45%

     Ratio of investment
         income-net to
         average net assets (%)                7.11%           10.86%         10.70%            4.14%           -1.46%

                                                                                            Touchstone
                                          Touchstone      Touchstone       Touchstone         Standby
                                          Enhanced 30      Balanced           Bond            Income
                                          Sub-Account*    Sub-Account      Sub-Account      Sub-Account
                                          -------------------------------------------------------------
Per unit data
     Investment income                    $ 0.049309       $ 1.055483       $ 0.092949       $ 0.593960
     Expenses                               0.090962         0.150244         0.149141         0.151497
                                          -------------------------------------------------------------

     Net investment income (loss)          (0.041653)        0.905239        (0.056192)        0.442463
     Net realized and
         unrealized gain (loss)
         on investments                     0.684117        (0.093810)       (0.227493)       (0.094682)
                                          -------------------------------------------------------------

     Net increase (decrease)
         in net asset value                 0.642464         0.811429        (0.283685)        0.347781
       Beginning of period                 10.000000        10.078051        10.528530        10.356871
                                          -------------------------------------------------------------
       End of period                      $10.642464       $10.889480       $10.244845       $10.704652
                                          =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                         0.87%            1.40%            1.44%            1.36%

     Ratio of investment
         income-net to
         average net assets (%)                 0.22%            7.65%           -0.47%            4.35%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 3

    Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                                                            Alger
                                                           AIM V.I.        American          Alger         MFS VIT
                                           AIM V.I.       Government        Small          American        Emerging
                                            Growth        Securities    Capitalization      Growth          Growth
                                         Sub-Account*    Sub-Account*    Sub-Account*     Sub-Account*    Sub-Account*
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 0.439152      $ 0.364006       $       --       $       --       $       --
     Expenses                              0.100783        0.095411         0.103792         0.100223         0.107913
                                         -----------------------------------------------------------------------------

     Net investment income (loss)          0.338369        0.268595        (0.103792)       (0.100223)       (0.107913)
     Net realized and
         unrealized gain (loss)
         on investments                    2.033234       (0.352719)        3.732355         2.135805         6.496104
                                         -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                2.371603       (0.084124)        3.628563         2.035582         6.388191
       Beginning of period                10.000000       10.000000        10.000000        10.000000        10.000000
                                         -----------------------------------------------------------------------------
       End of period                     $12.371603      $ 9.915876       $13.628563       $12.035582       $16.388191
                                         =============================================================================


Ratios
     Ratio of operating
         expense to average
         net assets (%)                        0.88%           1.30%            0.67%            0.99%            0.65%

     Ratio of investment
         income-net to
         average net assets (%)                5.85%           6.05%           -0.16%           -0.82%           -0.08%

                                                             PIMCO Long-
                                              MFS VIT          Term U.S.       Touchstone     Touchstone
                                            Growth with       Government       Small Cap       Emerging
                                               Income            Bond            Value          Growth
                                            Sub-Account*     Sub-Account*     Sub-Account*    Sub-Account
                                            -------------------------------------------------------------
Per unit data
     Investment income                      $       --        $ 0.342325       $       --      $ 2.003496
     Expenses                                 0.094991          0.094555         0.098924        0.166617
                                            -------------------------------------------------------------

     Net investment income (loss)            (0.094991)         0.247770        (0.098924)       1.836879
     Net realized and
         unrealized gain (loss)
         on investments                       0.380638         (0.617789)        1.569805        2.525725
                                            -------------------------------------------------------------

     Net increase (decrease)
         in net asset value                   0.285647         (0.370019)        1.470881        4.362604
       Beginning of period                   10.000000         10.000000        10.000000        9.800639
                                            -------------------------------------------------------------
       End of period                        $10.285647        $ 9.629981       $11.470881      $14.163243
                                            =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                           1.01%             1.03%            0.82%           1.24%

     Ratio of investment
         income-net to
         average net assets (%)                  -0.96%              3.33%          -1.33%          14.00%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

          Western-Southern Life Assurance Company Separate Account 1 -
                 Touchstone Select Variable Annuity - Option 3

    Supplementary Information-Selected Per Unit Data and Ratios (continued)

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                          Touchstone      Touchstone      Touchstone                       Touchstone
                                        International       Income        High Yield      Touchstone        Growth &
                                            Equity       Opportunity         Bond         Value Plus          Income
                                         Sub-Account     Sub-Account     Sub-Account*     Sub-Account      Sub-Account
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 1.130783      $ 1.186987       $       --      $ 0.472771        $       --
     Expenses                              0.174029        0.129664         0.090930        0.164433          0.157701
                                         -----------------------------------------------------------------------------

     Net investment income (loss)          0.956754        1.057323        (0.090930)       0.308338         (0.157701)
     Net realized and
         unrealized gain (loss)
         on investments                    2.768012       (0.958455)       (0.734269)       1.032048          0.249418
                                         -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                3.724766        0.098868        (0.825199)       1.340386          0.091717
       Beginning of period                10.829259        8.436637        10.000000       10.106600          9.927793
                                         -----------------------------------------------------------------------------
       End of period                     $14.554025      $ 8.535505       $ 9.174801      $11.446986        $10.019510
                                         =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                        1.26%           1.39%            1.17%           1.97%             1.45%

     Ratio of investment
         income-net to
         average net assets (%)                7.11%          10.86%           10.70%           4.14%            -1.46%

                                                                                              Touchstone
                                            Touchstone       Touchstone      Touchstone         Standby
                                            Enhanced 30       Balanced          Bond            Income
                                            Sub-Account*     Sub-Account     Sub-Account      Sub-Account
                                            -------------------------------------------------------------
Per unit data
     Investment income                      $ 0.049279       $ 1.053582       $ 0.092850       $ 0.593171
     Expenses                                 0.097159         0.160317         0.159121         0.161654
                                            -------------------------------------------------------------

     Net investment income (loss)            (0.047880)        0.893265        (0.066271)        0.431517
     Net realized and
         unrealized gain (loss)
         on investments                       0.683790        (0.093218)       (0.227226)       (0.094555)
                                            -------------------------------------------------------------

     Net increase (decrease)
         in net asset value                   0.635910         0.800047        (0.293497)        0.336962
       Beginning of period                   10.000000        10.069706        10.518460        10.348293
                                            -------------------------------------------------------------
       End of period                        $10.635910       $10.869753       $10.224963       $10.685255
                                            =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                           0.87%            1.40%            1.44%            1.36%

     Ratio of investment
         income-net to
         average net assets (%)                   0.22%            7.65%          -0.47%             4.35%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                    Western-Southern Life Assurance Company

   Years ended December 31, 2000 and 1999 with Report of Independent Auditors

                     Western-Southern Life Assurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2000 and 1999



                                    Contents

Report of Independent Auditors.............................................1

Financial Statements

Balance Sheets - Statutory-Basis...........................................2
Statements of Income - Statutory-Basis.....................................3
Statements of Changes in Capital and Surplus - Statutory-Basis.............4
Statements of Cash Flows - Statutory-Basis ................................5
Notes to Statutory-Basis Financial Statements..............................6

                         Report of Independent Auditors


Board of Directors
Western-Southern Life Assurance Company


We have audited the accompanying statutory-basis balance sheets of Western-Southern Life Assurance Company as of December 31, 2000 and 1999, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 10.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western-Southern Life Assurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.


Cincinnati, Ohio                                        /s/ Ernst & Young, LLP
March 30, 2001

                     Western-Southern Life Assurance Company

                        Balance Sheets - Statutory-Basis


                                                                                 December 31
                                                                         2000                   1999
                                                                 -----------------------------------------


Admitted Assets                                                               (in thousands)

Debt securities                                                   $      3,767,330       $      3,515,462
Preferred and common stocks                                                115,581                107,636
Mortgage loans                                                             260,578                204,451
Policy loans                                                                50,216                 50,261
Cash, cash equivalents and short-term investments                          104,780                 64,497
Other invested assets                                                       50,780                 28,386
                                                                 ------------------     ------------------
Total cash and invested assets                                           4,349,265              3,970,693

Investment income due and accrued                                           59,198                 48,099
Reinsurance due, held by parent                                             34,193                 32,135
Other assets                                                                   982                  1,957
Separate account assets                                                    263,918                273,195
                                                                 ------------------     ------------------
Total admitted assets                                             $      4,707,556       $      4,326,079
                                                                 ==================     ==================

Liabilities and Capital and Surplus

Policy reserves                                                   $      4,010,230       $      3,674,385
Policy claims in process of settlement                                       8,116                  7,566
Amounts due to parent:
   Federal income taxes payable                                              5,827                 29,745
   Reinsurance premiums                                                     26,441                 27,545
   General expenses                                                         14,383                  3,148
Liability for temporary investments held for affiliates                     70,883                  4,625
Other liabilities                                                           30,495                 35,339
Interest maintenance reserve                                                 7,810                 19,577
Asset valuation reserves                                                    35,155                 47,524
Separate account liabilities                                               263,918                273,195
                                                                    ---------------        ---------------
     Total liabilities                                            $      4,473,258       $      4,122,649
                                                                 ------------------     ------------------

Capital and Surplus

Common stock, $1 par value, authorized 10,000,000 shares,
   issued and outstanding 2,500,000 shares                                   2,500                  2,500
Paid-in surplus                                                            239,000                239,000
Unassigned deficit                                                          (7,202)               (38,070)
                                                                 ------------------     ------------------
Total capital and surplus                                                  234,298                203,430
                                                                 ------------------     ------------------
Total liabilities and capital and surplus                         $      4,707,556       $      4,326,079
                                                                 ==================     ==================


See accompanying notes.

                     Western-Southern Life Assurance Company

                     Statements of Income - Statutory-Basis



                                                                     Year ended December 31
                                                                      2000                1999
                                                              -------------------------------------


                                                                         (in thousands)
Revenue:
   Premiums                                                   $         843,038    $       791,153
   Net investment income                                                318,433            274,079
   Other                                                                    218                192
                                                              ------------------  -----------------
                                                                      1,161,689          1,065,424

Policy benefits and expenses:
   Death benefits                                                        60,030             57,467
   Annuity benefits                                                      90,403             71,110
   Surrender benefits                                                   476,747            312,308
   Other benefits                                                         8,418              7,994
Increase in policy reserves                                             368,189            452,498
Net transfers (from) to separate accounts                                (7,187)            13,309
Commissions on premiums                                                  53,289             55,095
General expenses                                                         73,345             61,765
                                                              ------------------  -----------------
                                                                      1,123,234          1,031,546
                                                              ------------------  -----------------

Gain from operations before federal income tax expense
     and net realized capital losses                                     38,455             33,878

Federal income tax expense                                                8,430             17,761
                                                              ------------------  -----------------
Net gain from operations before net realized capital
     losses                                                              30,025             16,117

Net  realized capital losses, less federal income tax
     benefit of $914 in 2000 and $355 in 1999 and
     transfers to the interest maintenance reserve of
     $7,822 in 2000 and $1,172 in 1999                                  (14,169)            (5,774)
                                                              ------------------  -----------------
Net income                                                    $          15,856    $        10,343
                                                              ==================  =================


See accompanying notes.

                     Western-Southern Life Assurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis


                                                                            Year ended December 31
                                                                             2000                1999
                                                                     --------------------------------------


                                                                                (in thousands)

Capital and surplus, beginning of year                               $         203,430    $        207,888
   Net income                                                                   15,856              10,343
   Change in net unrealized gains (losses):
       Unaffiliated common stock                                                (9,415)              4,963
       Subsidiaries                                                            (16,983)             (8,726)
       Other invested assets                                                    (2,748)              3,334
    Decrease in reserve on account of change in valuation basis                 31,741                  -
    Decrease (increase) in asset valuation reserve                              12,369              (5,964)
   Other                                                                            48              (8,408)
                                                                     ------------------  ------------------
Capital and surplus, end of year                                     $         234,298    $        203,430
                                                                     ==================  ==================


See accompanying notes.

                     Western-Southern Life Assurance Company

                   Statements of Cash Flows - Statutory-Basis


                                                                                 Year ended December 31
                                                                            2000                   1999
                                                                     ----------------------------------------


                                                                                 (in thousands)
Operating activities:
Premium and annuity considerations                                   $           839,535    $        788,385
Net investment income received                                                   296,697             261,345
Surrender and annuity benefits paid                                             (477,267)           (311,604)
Death and other benefits to policyholders                                       (158,703)           (136,442)
Commissions, other expenses and taxes paid                                      (126,321)           (113,666)
Net transfers from (to) separate accounts                                          7,187             (13,309)
Federal income taxes paid to parent                                              (29,051)                    -
Other, net                                                                        73,729             (18,043)
                                                                     --------------------  ------------------
Net cash provided by operating activities                                        425,806             456,666

Investment activities:
Proceeds from investments sold, matured or repaid:
     Bonds                                                                       951,990           1,148,425
     Stocks                                                                       25,622               8,245
     Mortgage loans                                                                7,917              23,627
     Other invested assets                                                         1,056               5,761
                                                                     --------------------  ------------------
Total investment proceeds                                                        986,585           1,186,058
Taxes paid on capital gains                                                           -               (9,419)
                                                                     --------------------  ------------------
Net proceeds from investments sold, matured or repaid                            986,585           1,176,639

Cost of investments acquired:
     Bonds                                                                    (1,222,496)         (1,537,444)
     Stocks                                                                      (59,233)            (27,470)
     Mortgage loans                                                              (64,078)            (73,540)
     Other invested assets                                                       (26,346)             (8,910)
                                                                     --------------------  ------------------
Total cost of investments acquired                                            (1,372,153)         (1,647,364)

Net change in policy and other loans                                                  45                 506
                                                                     --------------------  ------------------
Net cash used by investment activities                                          (385,523)           (470,219)
                                                                     --------------------  ------------------

Net change in cash, cash equivalents and short-term investments                   40,283             (13,553)
Cash, cash equivalents and short-term investments:
     Beginning of year                                                            64,497              78,050
                                                                     --------------------  ------------------
     End of year                                                      $          104,780    $         64,497
                                                                     ====================  ==================


See accompanying notes.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements

                           December 31, 2000 and 1999


1. Organization and Nature of Business

Western-Southern Life Assurance Company (the Company) is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance Company. The Company is domiciled in Ohio.

The Company offers individual annuities and interest-sensitive life insurance products through Western and Southern's agents and various financial institutions. The Company is licensed in forty-four states and the District of Columbia, actively selling in twenty-one states, and 94% of its field force is located in sixteen midwest and south-central states.

2. Significant Accounting Policies

Basis of Presentation

The Company is subject to regulation by the Department of Insurance of the State of Ohio (the Department) and other states in which the Company operates. The Company files financial statements with these departments using statutory accounting practices (SAP) prescribed or permitted by the Department and used in the preparation of the accompanying statutory-basis financial statements. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices differ from state-to-state, may differ from company-to-company within a state and may change in the future. These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

o Certain assets are excluded from the statement of admitted assets, liabilities and capital and surplus as "nonadmitted assets" (principally furniture and equipment) for statutory reporting purposes.

o Debt securities classified as available for sale are carried at amortized cost rather than fair value.

o Deferred federal income taxes are not provided for statutory reporting purposes.

o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. These deferrals are amortized over the remaining period to maturity. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "Interest Maintenance Reserve."

o For statutory reporting purposes, the "Asset Valuation Reserve" is determined by a NAIC prescribed formula and is reported as a liability.

o For statutory reporting purposes, revenues for universal life policies and annuity contracts consist of the entire premium received, and benefits represent the death benefits paid and the change in policy reserves. For GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

o The costs of acquiring new business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The Department has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of the changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the impact of these changes will not result in a significant reduction in statutory-basis capital and surplus.

Significant accounting policies are as follows:

Revenues and Expenses

Premium revenues on fixed premium policies are recognized when due over the premium paying period of the policies. Premium revenues on flexible premium policies are recognized when received. Commissions and other costs of acquiring the policies are charged to expense when incurred.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

Valuation of Investments

o Debt securities and stock values are as prescribed by the NAIC; debt securities principally at amortized cost, preferred stocks in good standing at cost and all other stocks at market.

o Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

o The Company's non-insurance subsidiaries are reported at the GAAP-basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

o Mortgage loans not in default are carried at outstanding indebtedness less unamortized premium or discount. Mortgage loans in default are recorded at the lower of the related indebtedness or fair market value.

o Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

o Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

o Real estate joint ventures and partnerships are accounted for under the equity method. The equity in earnings for real estate joint ventures and general partnerships are recorded through net investment income. The equity in earnings for limited partnership interests is recorded to surplus.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of debt securities, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the approximate remaining life of the investments sold. The net loss deferred as a result of recording the interest maintenance reserve was $7,822,000 and $1,172,000, which is net of federal income tax benefit of $4,212,000 and $631,000 in 2000 and 1999, respectively.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

Realized gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for permanent declines in value of mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not permanent, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

Policy Reserves

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:


                                                                  Percentage of
                                                                    Reserves
                                                        ----------------------------------
                                                             2000              1999
                                                        ---------------- -----------------


Life insurance:
     1958 and 1980 Commissioners standard Ordinary,
     31/2% -51/2%                                                 22.9%         25.3%
Annuities:
     Various, 21/2 -8 1/4%                                        76.8          74.0
Supplemental benefits:
     Various, 21/2% -81/4%                                         0.3           0.7
                                                        ---------------- -----------------
                                                                   100%          100%
                                                        ---------------- -----------------


Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating.

As of December 31, 2000, reserves of $878,000 are recorded on inforce amounts of $24,634,000 for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claims

Policy claims reserves represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2000 and 1999. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Separate Account

The Company maintains two separate accounts that hold investments related to the Company's variable annuity products. The assets of the separate accounts consist primarily of mutual funds, which are recorded at market value.

The activity within the separate accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

Cash and Cash Equivalents

The Company considers short-term investments with an original maturity of three months or less to be cash equivalents.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

Federal Income Taxes

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained in the parent company under the tax sharing agreement. Any difference between the amount of tax expense or benefit under the separate return method and the amount of cash paid or received under the tax sharing agreement is treated as either a dividend or a capital contribution.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by insurance regulatory authorities requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassification

Previously reported amounts for 1999 have in some instances been reclassified to conform to the 2000 presentation.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


3. Debt and Equity Securities

Fair values for debt securities are based on quoted market prices. The amortized cost and estimated fair values of investments in debt securities at December 31, 2000 and 1999 are as follows:


                                                                           2000
                                              ---------------------------------------------------------------
                                              Amortized Cost    Unrealized      Unrealized      Estimated
                                                                  Gains           Losses        Fair Value
                                              --------------- --------------- --------------- ---------------
                                                                     (in thousands)


U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                      $   33,183        $  1,870         $     -      $   35,053
Debt securities issued by states
   of the U.S. and political
   subdivisions of the states                         70,357           2,348           1,243          71,462
Corporate securities                               2,368,391          52,712          73,426       2,347,677
Mortgage-backed securities                         1,295,399          24,321           4,804       1,314,916
                                              --------------- --------------- --------------- ---------------
     Total                                        $3,767,330        $ 81,251         $79,473      $3,769,108
                                              =============== =============== =============== ===============


                                                                           1999
                                              ---------------------------------------------------------------
                                              Amortized Cost    Unrealized      Unrealized      Estimated
                                                                  Gains           Losses        Fair Value
                                              --------------- --------------- --------------- ---------------
                                                                     (in thousands)


U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                      $   37,379        $    115        $  1,500      $   35,994
Debt securities issued by states
   of the U.S. and political
   subdivisions of the states                         40,736             984             409          41,311
Corporate securities                               2,190,337          16,339          86,174       2,120,502
Mortgage-backed securities                         1,247,010           6,053          33,427       1,219,636
                                              --------------- --------------- --------------- ---------------
     Total                                        $3,515,462        $ 23,491        $121,510      $3,417,443
                                              =============== =============== =============== ===============


                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


3. Debt and Equity Securities (continued)

The amortized cost and estimated fair value of debt securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                             Amortized Cost    Estimated Fair
                                                                   Value
                                             ---------------- -----------------
                                                      (in thousands)



Due in one year or less                       $    77,857     $     76,756
Due after one year through five years           1,076,681        1,081,898
Due after five years through ten years            942,420          927,137
Due after 10 years                                374,974          368,401
Mortgage-backed securities                      1,295,398        1,314,916
                                             ---------------- -----------------

       Total                                 $  3,767,330     $  3,769,108
                                             ================ =================


Proceeds from sales of investments in debt securities during 2000 and 1999 were $951,990,000 and $1,148,425,000, respectively. Gross gains of $5,302,000 and
$13,397,000 and gross losses of $17,057,000 and $14,950,000 were realized on those sales in 2000 and 1999, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


3. Debt and Equity Securities (continued)



                                                                           2000
                                              ----------------------------------------------------------------
                                                   Cost         Unrealized      Unrealized          Fair
                                                                   Gains          Losses           Value
                                              --------------- --------------- ---------------- ---------------
                                                                    (in thousands)


Preferred stocks                              $      44,534   $         181   $       1,381    $      43,334
                                              =============== =============== ================ ===============

Common stocks                                 $      63,876   $       4,244   $       7,073    $      61,047
Subsidiaries                                         65,377              -           55,377           10,000
                                              --------------- --------------- ---------------- ---------------

     Total common stock                       $     129,253   $      4,244    $      62,450    $      71,047
                                              =============== =============== ================ ===============




                                                                           1999
                                              ----------------------------------------------------------------
                                                                Unrealized      Unrealized
                                                   Cost           Gains           Losses         Fair Value
                                              --------------- --------------- ---------------- ---------------
                                                                    (in thousands)


Preferred stocks                              $      46,218   $               $         4,321   $     41,897
                                              =============== =============== ================ ===============

Common stocks                                 $      54,831   $      12,502   $         5,915   $     61,418
Subsidiaries                                         38,395              -             38,395             -
                                              --------------- --------------- ---------------- ---------------

     Total common stock                       $      93,226   $      12,502   $        44,310   $     61,418
                                              =============== =============== ================ ===============


Proceeds from sales of investments in equity securities during 2000 and 1999 were $25,622,000 and $8,245,000, respectively. Gross gains of $2,240,000 and $0 and gross losses of $1,507,000 and $1,000 were realized on those sales in 2000 and 1999, respectively.

4. Fair Value of Financial Instruments

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are based on quoted market prices. See footnote 3 for fair value disclosures.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


4. Fair Value of Financial Instruments (continued)

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $260,578,000 and $264,972,000, and $204,451,000 and $202,643,000 at
December 31, 2000 and 1999, respectively.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $3,968,191,000 and $3,836,169,000, and $3,641,352,000 and $3,510,909,000 at December 31, 2000 and
1999, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $50,216,000 and $50,261,000 at December 31, 2000 and 1999, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


5. Concentrations of Credit Risk

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

At December 31, 2000, the Company held unrated or less-than-investment grade corporate bonds of $281,988,000, with an aggregate fair value of $243,267,000. Those holdings amounted to 7.5% of the Company's investments in bonds and 6.0% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in their overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2000, 52.44% of such mortgages, or $136,655,000, involved properties located in Ohio and Texas. Such investments consist of first mortgage liens on completed income-producing properties; the mortgage outstanding on any individual property does not exceed $22,300,000.

During 2000, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 8.6% and 8.0%. No other categories of mortgage loans were issued. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2000, the Company held no mortgages with interest overdue beyond one year. At December 31, 2000, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2000, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2000 the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


6.  Related Party Transactions

The Company has three modified coinsurance agreements under which it cedes all of its universal life insurance business to its parent. Under the terms of the agreement, the Company retains the reserves and related assets. The Company also records in its summaries of operations premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business. The net effect of the agreements on operations of the Company has been recorded as an increase in general expenses of $10,501,000 and $8,536,000 in 2000 and 1999, respectively.

The Company also has a coinsurance agreement under which it assumes all of its parent's flexible premium annuity business. Under the terms of this agreement, the Company assumed reserves of $20,664,000 and $22,819,000 as of December 31, 2000 and 1999, respectively. Amounts included in the statements of income resulting from this agreement are as follows:

                                     2000                 1999
                              -----------------------------------------
                                           (in thousands)

Premiums                      $             115    $          189
Net investment income                    (1,998)           (2,248)
Benefits and expenses                     3,829             4,285
Decrease in policy reserves              (2,155)           (2,436)

Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance agreement.

The Company has no employees of its own and reimburses its parent for management services and rent. Management services provided by the parent amounted to $43,548,000 and $34,942,000 in 2000 and 1999, respectively. Rent expense was $4,439,000 and $4,585,000 in 2000 and 1999, respectively.

During 2000 and 1999, the Company made capital contributions of $16,983,000 and $8,726,000 respectively, to its wholly owned subsidiary IFS Financial Services
(IFS). Additionally, the Company pays commissions to IFS for sales made on behalf of the Company. These commissions totaled $5,325,000 and $5,076,000 in 2000 and 1999, respectively.

At December 31, 2000 and 1999, the Company had $54,693,000 and $55,338,000,
respectively, invested in the Touchstone Funds, mutual funds administered by Touchstone Advisors, Inc., a wholly owned subsidiary of IFS.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


7. Federal Income Taxes

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of income:


                                                                  2000              1999
                                                             ----------------------------------
                                                                      (in thousands)


Income tax computed at statutory rate                        $      13,459      $     11,857
Increase (decrease) in taxes resulting from:
   Adjustments to statutory reserves for tax purposes                2,572             6,000
   Deferred acquisition costs recorded for tax purposes              1,760             3,214
   Reclassification of capital gains to ordinary income                  -             1,174
   Bond discount accretion                                          (3,596)           (2,930)
   Difference between book and tax income from
       investments in partnerships                                   3,409               602
   Amortization of IMR                                              (1,381)           (2,073)
   Dividend received deduction                                        (368)               -
   Changes in prior period estimates                                (5,804)             (142)
   Other                                                            (1,621)               59
                                                             ---------------- -----------------
     Federal income taxes                                    $       8,430     $      17,761
                                                             ================ =================


The Company made tax payments in the amount of $29,051,000 and $9,419,000 in 2000 and 1999, respectively.

8. Reconciliation to Annual Statement

Certain items on the balance sheets have been reclassified which results in a difference between the total admitted assets on the accompanying balance sheets and total admitted assets reported in the 2000 and 1999 annual statements. The reclasses had no effect on income or capital and surplus. Reconciliation to the annual statement total assets as of December 31, 2000 and 1999 is summarized as follows:

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


8. Reconciliation to Annual Statement (continued)


                                                            2000               1999
                                                      ------------------------------------
                                                                (in thousands)


Total assets per accompanying balance sheets          $    4,707,556     $    4,326,079
Life insurance premium and annuity considerations
  deferred and uncollected                                   (26,441)           (27,545)
Unpaid losses on reinsurance ceded                            (7,019)            (6,707)
                                                      ------------------ -----------------
      Total assets per annual statement               $    4,674,096     $    4,291,827
                                                      ================== =================


9. Commitments and Contingencies

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes its defenses are meritorious and that the eventual outcome will not have a material effect on the Company's financial position.

At December 31, 2000 the Company does not have any material leases for office space or equipment.

10. Regulatory Matters

A reconciliation of SAP Surplus to GAAP Surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:


                                                               2000                    1999
                                                       ----------------------- ---------------------
                                                                         (in thousands)


SAP surplus                                                 $ 234,298                $ 203,430
Deferred policy acquisition costs                             285,247                  337,952
Policy reserves                                                35,081                   54,672
Asset valuation and interest maintenance reserves              42,964                   67,100
Income taxes                                                  (31,460)                 (16,127)
Net unrealized gain (loss) on available-for-sale
   securities                                                  (9,435)                (102,218)
Other, net                                                   (197,408)                (214,100)
                                                       ----------------------- ---------------------
GAAP surplus                                                $ 359,287                $ 330,709
                                                       ======================= =====================


                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


10. Regulatory Matters (continued)


                                                  2000                   1999
                                          ----------------------- -------------------
                                                           (in thousands)


SAP net income                                  $ 15,856               $ 10,343
Deferred policy acquisition costs                (10,893)               (10,255)
Policy reserves                                  (19,589)                (4,915)
Income taxes                                       4,573                  8,449
Interest maintenance reserve                     (11,767)                (7,093)
Other, net                                        22,043                 17,276
                                          ----------------------- -------------------
GAAP net income                                 $    223               $ 13,805
                                          ======================= ===================


The Company is required by statutory regulations to meet minimum risked-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2000 and 1999, the Company substantially exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Under Ohio law, the Company is subject to certain statutory restrictions on dividends it may pay to its parent. Dividends paid from other than "earned surplus" also require prior regulatory approval. During 2000 and 1999, the Company did not pay dividends to Western and Southern.

11. Annuity Reserves

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


11. Annuity Reserves (continued)



                                                                     Amount      Percent
                                                                 -------------  ----------
                                                                       (in thousands)


  Subject to discretionary withdrawal:
   At book value less current surrender charge of 5%
     or more                                                        $1,688,216      50.4%
   At market value                                                     263,910       7.9%
   Subject to discretionary withdrawal (without
       adjustment) at book value with minimal or no
       charge or adjustment                                          1,328,801      39.7%
   Not subject to discretionary withdrawal                              68,082       2.0%
   Total net annuity reserves and deposit fund liabilities          $3,349,009     100.0%
                                                                 =============  =========


The net annuity reserves and deposit fund liabilities shown above are included in "Policy reserves" in the balance sheets.

12. Separate Accounts

Separate accounts held by the Company represent funds, which are administered for variable annuity contracts. The assets consist of mutual funds. The assets are carried at market value.

The separate account assets do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2000 is as follows:


                                                                         Nonguaranteed
                                                                       Separate Accounts
                                                                     ----------------------
                                                                        (in thousands)


Premiums, deposits and other considerations for the year ended
 December 31, 2000                                                         $ 39,498
                                                                     ======================

Reserves for separate accounts as of December 31, 2000
     (all subject to discretionary withdrawal)                             $263,918
                                                                     ======================


                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


12. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                            2000
                                                                                    ----------------------
                                                                                       (in thousands)


Transfers as reported in the statements of income of the separate accounts statement:
     Transfers to separate accounts                                                       $ 39,498
     Transfers from separate accounts                                                       46,710
                                                                                    ----------------------
Net transfers from separate accounts                                                        (7,212)

Reconciling Adjustments:
      Miscellaneous income                                                                      25
                                                                                    ----------------------
Net transfers as reported in the statements of income                                     $ (7,187)
                                                                                    ======================


Distributor


Touchstone Securities, Inc.                 Sub-Accounts
221 East Fourth Street, Suite 300
Cincinnati, Ohio          45202             o AIM V.I. Growth

(800) 669-2796 (press 3)                    o AIM V.I. Government Securities
                                            o Alger American Small
                                            Capitalization

                                            o Alger American Growth
                                            o Deutsche VIT Equity 500 Index
                                            o MFS VIT Emerging Growth
                                            o MFS VIT Investors Trust
                                            o PIMCO Long-Term U.S. Government
                                            Bond

                                            o Touchstone International Equity
Touchstone Variable Annuity Service Center  o Touchstone Emerging Growth
                                            o Touchstone Small Cap Value

Touchstone Variable Annuity Service Center  o Touchstone Growth/Value
P.O. Box 2850                               o Touchstone Equity
Cincinnati, Ohio 45201-2850                 o Touchstone Enhanced 30
(800) 669-2796 (press 2)                    o Touchstone Value Plus
                                            o Touchstone Growth & Income
                                            o Touchstone Balanced
                                            o Touchstone High Yield
                                            o Touchstone Bond
                                            o Touchstone Standby Income
                                            o Touchstone Money Market


                                            STATEMENT OF
                                            ADDITIONAL INFORMATION
                                            May 1, 2001

PART C

ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part B.

 (b)   Exhibits:

(1) Resolutions of the Executive Committee of the Board of Directors of Western-Southern Life Assurance Company (the "Company") establishing Western-Southern Life Assurance Company Separate Account 1. (5)

(2)  Not Applicable.

(3) (a) Distributor Agreement between the Company (on behalf of Separate Account 1) and Touchstone Securities, Inc.(3)
     (b)  Commission Schedule. (3)
     (c)  Specimens of General Agency Agreement.(5)


(4)  (a)  Specimen Touchstone Variable Annuity Contract 9408-5550 WSA.(5)
     (b)  Specimen Endorsement for SIMPLE IRA 9801-5600 WSA END.(5)
     (c)  Specimen Endorsement for IRA 9801-5606 WSA END.(5)
     (d)  Specimen Endorsement for SEP-IRA 9801-5614 WSA END.(5)
     (e)  Specimen Tax Sheltered Annuity Endorsement 9801-5610 WSA END. (5)
     (f)  Specimen Endorsement for Roth IRA 9801-5607 WSA END.(5)

     (g)  Specimen 401 Plan Endorsement 9801-5611 WSA END.(5)
     (h)  Specimen Charitable Remainder Unitrust Endorsement 9611-5612 WSA
          END.(5)
     (i)  Specimen Free Withdrawal Amount Endorsement 9611-5613 WSA END.(5)
     (j)  Specimen Additional Waiver of Surrender Charges Rider 9501-5201 WSA.
          (5)
     (k)  Specimen Endorsement 9912-5573 WSA END.(7)


(5)  Specimen Application Form for Touchstone Variable Annuity
     DO-11-IFS-VARI-9805. (5)

(6)  (a)  Amended Articles of Incorporation of the Company. (1)

     (b)  Amended Code of Regulations of the Company. (1)

(7)  Not Applicable.


(8) (a) (i) Administration Agreement between Investors Bank & Trust Company and Select Advisors Variable Insurance Trust ("VIT") n/k/a Touchstone Variable Series Trust ("TVST"). (2)

(ii) Amendment to Administration Agreement. (4)

(b) Fund Accounting Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (2)

(c) Amended and Restated Custodian Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (6)

(d) Restated and Amended Sponsor Agreement between Touchstone Advisors, Inc. and TVST.(7)

(e) (i) Fund Participation Agreement between Western-Southern Life Assurance Company ("WSLAC") and VIT n/k/a TVST.(7)

     (ii) Amendment No. 1 to Fund Participation Agreement between WSLAC and TVST.(7)

     (iii) Participation Agreement among The Alger American Fund, WSLAC and Fred Alger & Company.(7)

     (iv) Service Agreement between Fred Alger Management Inc. and WSLAC.(7)

     (v) Participation Agreement among AIM Variable Insurance Funds, Inc., WSLAC and Touchstone Securities, Inc.(7)

     (vi) Participation Agreement among MFS Variable Insurance Trust, WSLAC and Massachusetts Financial Services Company.(7)

     (vii) Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(7)

     (viii) Service Agreement between PIMCO Funds Distributors LLC and WSLAC.(7)

     (ix) Administrative Service Agreement between WSLAC and AIM Advisors,
          Inc.(7)

     (x) Second Amendment to Fund Participation Agreement between WSLAC and TVST.(8)

     (xi) Third Amendment to Fund Participation Agreement between WSLAC and TVST.(8)

     (xii) Amendment No. 1 to Participation Agreement between The Alger American Fund, WSLAC and Fred Alger & Company.(8)

     (xiii) Amendment No. 1 to Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(8)

     (xiv) Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and WSLAC. (8)

     (xv) Administrative Services Agreement between WSLAC and Bankers Trust Company (8)

     (xvi) Amendment to Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and WSLAC. (8)

     (xvii) Amendment to Administrative Services Agreement between WSLAC and Bankers Trust Company. (8)


(9) Opinion and Consent of Donald J. Wuebbling, Esq. (5)


(10) (a) Consent of Ernst & Young LLP. (filed herewith)

(11) Not Applicable.


(12) Not Applicable.

(13) Schedule for Computation of Performance Quotations provided in Registration Statement in response to Item 21. (3)


(99) Powers of Attorney -- Directors of the Company. (filed herewith)


-------------------------------------------------------------------------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission (the "SEC") on April 29, 1996 (File Nos. 33-76582 and 811-8420).

(2) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of TVST filed with the SEC on February 28, 1997 (File Nos. 033-76566 and 811-08416).

(3) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant filed with the SEC on May 1, 1998 (File Nos. 33-76582 and 811-8420).

(4) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of TVST filed with the SEC on July 30, 1998 (File Nos. 033-76566 and 811-08416).

(5) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant filed with the SEC on November 5, 1998 (File Nos. 33-76582 and 811-8420).

(6) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of TVST filed with the SEC on April 30, 1999 (File Nos. 033-76566 and 811-08416).


(7) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant filed with the SEC on April 29, 2000 (File Nos. 033-76582 and 811-08420).

(8) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Western Southern Life Assurance Company Separate Account 2 filed with the SEC on April 26, 2001 (File Nos. 033-79906 and 811-08550).


ITEM 25. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in Item 25 is 400
Broadway, Cincinnati, Ohio 45202.


William J. Williams                           Chairman of the Board and Director

John F. Barrett                               Director, Chief Executive Officer and President

James N. Clark                                Director and Secretary

Eugene P. Ruehlmann                           Director
Vorys, Sater, Seymour and Pease
Suite 2100 Atrium Two
221 East Fourth Street
Cincinnati, Ohio 45202

Thomas L. Williams                            Director
North American Properties
212 East Third Street
Suite 300
Cincinnati, Ohio 45202
Donald A. Bliss                               Director
10892 East Fanfol Lane
Scottsdale, Arizona 85259


George H. Walker, III                         Director
Stifel, Nicolaus & Co.
500 N. Broadway
St. Louis, Missouri 63102


Herbert R. Brown                              Vice President

Keith T. Clark                                Vice President and Medical Director

Bryan C. Dunn                                 Senior Vice President and Chief Marketing Officer

David G. Ennis                                Vice President and Auditor

Noreen J. Hayes                               Senior Vice President

Edward S. Heenan                              Vice President and Comptroller

D. Todd Henderson                             Vice President

Carroll R. Hutchinson                         Senior Vice President

William F. Ledwin                             Senior Vice President and Chief Investment Officer

Harold V. Lyons                               Vice President

Nora E. Moushey                               Senior Vice President and Chief Actuary

Jill T. McGruder                              Senior Vice President

J. J. Miller                                  Senior Vice President

Mario J. San Marco                            Vice President

Thomas M. Stapleton                           Vice President

Richard K. Taulbee                            Vice President

Robert L. Walker                              Senior Vice President and Chief Financial Officer

Donald J. Wuebbling                           Senior Vice President and General Counsel

James J. Vance                                Vice President and Treasurer



Clint D. Gibler                               Senior Vice President, Technology

Robert S. Kahn                                Vice President, Sales

Constance M. Maccarone                        Vice President

James M. Teeters                              Senior Vice President

David E. Theurich                             Vice President

Daniel L. Thomas                              Vice President, Sales


ITEM 26. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC; ownership and operation of real estate.


IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by IFS; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

IFS Agency, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by William F. Ledwin; general insurance agency.


Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by IFS; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Holdings; securities broker-dealer.

Seasons Congregate Living LLC; Ohio corporation; 100% owned by WSLIC; ownership and operation of real estate.

Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.


WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by Fort Washigton Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

CLIC Company I; Delaware corporation; 100% owned by Columbus Life Insurance Company; holding company. CLIC Company II; Delaware corporation; 100% owned by Columbus Life Insurance Company; holding company.


Eagle Realty Group, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

Seasons Management Company; Ohio corporation; 100 % owned by Eagle Realty Group, Inc.; management of real estate.


Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.


W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.


ITEM 27. -- NUMBER OF CONTRACT OWNERS


As of March 1, 2001, there were 3,203 owners of Qualified Contracts and 2,760 owners of Non-Qualified Contracts offered pursuant to this Registration Statement (Touchstone Gold Variable Annuity Contracts).


ITEM 28. -- INDEMNIFICATION
The Amended Code of Regulations of the Company provides that, to the fullest extent not prohibited by applicable law, the Company shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceedings (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof of any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the Company, or, at the direction or request of the Company, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors of the Company, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

Any director of the Company who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the Company in any matter and who shall be selected by all of the officers and directors of the Company who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Company's articles of incorporation, code of regulations, any agreement, any insurance purchased by the Company, vote of shareholders or otherwise.

The Board of Directors of the Company also may, in its discretion, secure and maintain insurance policies against any liability asserted against and incurred by any of the Company's directors, officers or employees.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 29. -- PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. ("Touchstone Securities") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2 and as distributor for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust, each of which is affiliated with the Depositor.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.


Name                                          Position/Office with Touchstone Securities


James N. Clark                                Director
400 Broadway
Cincinnati, Ohio 45202


Jill T. McGruder                              Director, Chief Executive
221 East Fourth Street, Suite 300             Officer and President
Cincinnati, Ohio 45202


Edward S. Heenan                              Director and Controller
400 Broadway
Cincinnati, Ohio 45202

William F. Ledwin                             Director
400 Broadway
Cincinnati, Ohio 45202

Donald J. Wuebbling                           Director
400 Broadway
Cincinnati, Ohio 45202

Richard K. Taulbee                            Vice President
400 Broadway
Cincinnati, Ohio 45202


James J. Vance                                Vice President and Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                          Chief Financial Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

John R. Lindholm                              Vice President
515 West Market Street, 8th Floor
Louisville, KY  40202

Don W. Cummings                               Vice President
515 West Market Street, 8th Floor
Louisville, KY  40202


Robert F. Morand                              Secretary
400 Broadway
Cincinnati, Ohio 45202





Patricia J. Wilson                            Chief Compliance Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202



Teresa A. Siegel                              Assistant Vice President
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Elaine M. Reuss                               Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

Joseph Vap                                    Assistant Treasurer
515 West Market Street, 8th Floor
Louisville, KY  40202

Mark Murphy                                   Assistant Vice President
515 West Market Street, 8th Floor
Louisville, KY  40202


(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc. during the 12 month period ended December 31, 2000.



(d)


Net Underwriting Discounts and       Compensation on      Brokerage Commissions    Compensation
Commissions                          Redemptions



$ 414,764                            $ -0-                $ -0-                    $ -0-


ITEM 30. -- LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 Broadway, Cincinnati, Ohio 45202.

ITEM 31. -- MANAGEMENT SERVICES
Not Applicable.

ITEM 32. -- UNDERTAKINGS

Registrant undertakes to:

(a) file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b) include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request directed to the address or telephone number contained in the Prospectus.

Registrant represents that it is relying upon a "no-action" letter issued to the American Council of

Life Insurance concerning that conflict between the redeemability requirements of sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by Section 403(b)(11) of the Internal Revenue Code. The Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before a Contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

Registrant represents that it is relying upon Rule 6c-7 promulgated under the Investment Company Act of 1940, as amended, with respect to offering variable annuity contracts to participants in the Texas Optional Retirement Program ("Program") and that it has complied with or will comply with the provisions of paragraphs (a)-(d) of Rule 6c-7. Registrant has included appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program. Registrant will (1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants, (2) instruct sales representatives who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants, and (3) obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Western-Southern Life Assurance Company represents that, with respect to the Contracts registered with the Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in this Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Western-Southern Life Assurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, on behalf of itself and the Registrant, certifies that the Registrant meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to Registrant's Registration Statement and has duly caused this Post-Effective Amendment No. 12 to Registrant's Registration Statement under the Securities Act of 1933 (Touchstone Gold Variable Annuity Contract) and Amendment No. 22 to Registrant's Registration Statement under the Investment Company Act of 1940 to be signed on its behalf, in the City of Cincinnati and State of Ohio on the 26th day of April, 2001.


                                      WESTERN-SOUTHERN LIFE ASSURANCECOMPANY
                                      SEPARATE ACCOUNT 1
                                      By WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

                                      By /s/ Edward S. Heenan
                                      -----------------------------------------
                                      Edward S. Heenan,
                                      Vice President and Controller

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated below.

PRINCIPAL EXECUTIVE OFFICER:


/s/ John F. Barrett                                  April 26, 2001


John F. Barrett,
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:


/s/ Robert L. Walker                                 April 26, 2001


Robert L. Walker,
Senior Vice President and Chief Financial Officer


DIRECTORS:
JOHN F. BARRETT
DONALD A. BLISS
JAMES N. CLARK                  By       /s/ Edward S. Heenan
EUGENE P. RUEHLMANN                      --------------------
GEORGE H. WALKER, III                    Edward S. Heenan,
THOMAS L. WILLIAMS                       as attorney-in fact for each Director
WILLIAM J. WILLIAMS                      April 26, 2001

EXHIBIT INDEX
EXHIBIT            DESCRIPTION                                        PAGE

10 (a)             Consent of Ernst & Young LLP
99                 Powers of Attorney--Directors of the Company